As filed with the Securities and Exchange Commission on January 18, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

Shelton Funds

(Exact name of registrant as specified in charter)

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Address of principal executive offices) (Zip code)

Stephen C. Rogers

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Name and address of agent for service)

(415) 398-2727

Registrant's telephone number, including area code

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2012

Item 1.	Schedule of Investments

CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments (Unaudited)
11/30/2012

SECURITY DESCRIPTION	Par Value	Rate	Maturity	Value

Long-Term Securities (96.85%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F	500,000	5.0000%	4/1/2031	573,000
San Francisco; Series F-1	2,000,000	5.0000%	4/1/2034	2,355,340

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; Series I-1	3,000,000	6.1250%	11/1/2029	3,754,080

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Revenue Bonds, Series 2010L	1,000,000	5.0000%	5/1/2019	1,256,380

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.0000%	10/1/2030	3,427,252
Revenue Bonds, Series 2009A	2,500,000	5.2500%	10/1/2038	3,032,850

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	1,480,000	5.5000%	10/1/2014	1,571,523

CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.0000%	6/1/2033	2,168,220
General Obligation Bonds; 2005	4,000,000	5.0000%	5/1/2027	4,368,399
Variable Purpose	3,000,000	5.0000%	4/1/2038	3,372,390

CAMPBELL UNION HIGH SCHOOL DISTRICT
Refunding Bonds	2,000,000	5.0000%	8/1/2030	2,334,760

EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.2500%	9/1/2023	3,839,534

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.0000%	8/1/2027	1,198,740

KERN HIGH SCHOOL DISTRICT
Series General Obligation Refunding Bonds; 2004 Series A	2,890,000	5.0000%	8/1/2026	3,038,777

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	4,000,000	5.0000%	12/1/2027	4,295,279

LOS ANGELES DEPARTMENT OF WATER AND POWER
Revenue Bonds, 2012 Series A	1,985,000	5.0000%	7/1/2037	2,368,284

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Tax Revenue Refunding Bonds, Series 2012-A	1,000,000	5.0000%	7/1/2021	1,301,590

LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
General Obligation Refunding Bonds; 2005 Series A-1	2,000,000	5.0000%	7/1/2020	2,224,660

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series C	1,000,000	5.0000%	7/1/2035	1,184,190
Water System Revenue Bonds, 2005 Series A	2,000,000	5.0000%	3/1/2016	2,204,760

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F	335,000	6.1250%	7/1/2013	344,407

NEWPORT BEACH, CITY OF
Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,000,000	4.6250%	12/1/2024	3,201,240

NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.0000%	8/1/2028	2,154,340

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	730,000	5.5000%	2/1/2014	750,104

PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2012	1,000,000	5.0000%	8/1/2018	1,215,720

RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2012	1,380,000	4.0000%	9/1/2020	1,665,950

RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.0000%	5/1/2022	3,528,540

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.0000%	2/15/2024	1,180,880

ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.0000%	9/1/2030	1,025,760

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.0000%	12/1/2036	2,103,520

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.0000%	9/1/2016	1,836,608

SAN FRANCISCO, CITY AND COUNTY
General Obligation Refunding Bonds Series 2011-R1	1,550,000	5.0000%	6/15/2016	1,792,932

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.2500%	7/1/2016	1,675,814

SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation	2,000,000	5.2500%	4/1/2037	2,130,460

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.7500%	11/15/2013	1,838,200
Multiple Facilities Project	2,065,000	5.0000%	11/15/2016	2,379,582

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	2,500,000	0.0000%	8/1/2029	1,186,750

SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.0000%	8/1/2032	2,330,300

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B	1,000,000	5.0000%	8/1/2027	1,096,750

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989	3,585,000	6.7500%	7/1/2013	3,710,439
Windy Point/Windy Flats Project, Revenue Bonds, 2010-1	1,000,000	5.0000%	7/1/2023	1,242,390

PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds, Series 2010A	1,205,000	4.0000%	6/1/2020	1,437,975

UNIVERSITY OF CALIFORNIA
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.0000%	5/15/2024	3,486,990

VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.0000%	1/1/2024	695,198
School Construction Project; Unrefunded; 2005 Series B	1,345,000	5.0000%	1/1/2024	1,371,618

WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.0000%	8/1/2030	2,240,780

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.0000%	9/1/2029	1,791,784

YUBA COUNTY LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.0000%	9/1/2038	1,472,706

Total Long-Term Securities (Cost $92,869,677)				100,757,745

Variable Rate Demand Notes* (2.10%)

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Pacific Gas and Electric Company Refunding Revenue Bonds	1,700,000	0.1700%	11/1/2026	1,700,000

CALIFORNIA MUNICIPAL FINANCING AUTHORITY
Pollution Control Revenue Refunding Bonds, Series 2005	400,000	0.1400%	6/1/2025	400,000
Recovery Zone Facility Bonds	100,000	0.1400%	11/1/2035	100,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Revenue Bonds, 2012 Series A	900,000	0.1500%	7/1/2035	900,000

Total Variable Rate Demand Notes (Cost $3,100,000)				3,100,000

Total Investments (Cost $95,969,677) (a) (98.95%)				103,857,745
Other Net Assets (1.05%)				1,105,290
Net Assets (100.00%)				$104,963,035

* Stated maturity reflects next reset date.

(a) Aggregate cost for federal income tax purposes is $95,855,072.
At November 30, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$8,011,329
Unrealized depreciation	(8,656)
Net unrealized appreciation	$8,002,673

CALIFORNIA INSURED INTERMEDIATE FUND
Portfolio of Investments (Unaudited)
11/30/2012

Security Description	Par Value	Rate	Maturity	Value

Long-Term Securities (83.26%)

AZUSA PUBLIC FINANCING AUTHORITY
Water System Capital Improvements Program Revenue Bonds, Series 2006	320,000	5.0000%	7/1/2017	376,605

BAY AREA INFRASTRUCTURE FINANCING AUTHORITY
State Payment Acceleration Notes	70,000	5.0000%	8/1/2017	70,237

BEVERLY HILLS PUBLIC FINANCING AUTHORITY
Lease Revenue Refunding; Series A	400,000	5.2500%	6/1/2013	410,072

CALIFORNIA STATE PUBLIC WORKS BOARD

University of California Research Project	400,000	5.2500%	11/1/2014	436,316

CENTRAL COAST WATER AUTHORITY
State Water Project Regional Facilities; Series 2006A	225,000	4.0000%	10/1/2017	253,829

EAST BAY REGIONAL PARK DISTRICT
General Obligation Bonds, Series 2009 A	400,000	3.2500%	9/1/2020	454,135

EL DORADO UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 2008	400,000	3.7500%	8/1/2017	443,172

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Refunding Certificates of Participation; 2008 Series A	250,000	5.0000%	7/1/2023	297,793

JURUPA PUBLIC FINANCING AUTHORITY
Revenue Bonds; 2010 Series A	300,000	4.0000%	9/1/2017	331,560

KINGS RIVER CONSERVATION DISTRICT
Pine Flat Power Revenue Refunding Bonds; Series G	250,000	3.2000%	1/1/2019	283,820

LOS ANGELES CALIFORNIA HARBOR DEPARTMENT
Refunding Revenue Bonds; 2006 Series C	280,000	5.0000%	8/1/2014	301,423

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition C Sales Tax Revenue Bonds, Second Senior Bonds 2004 Series A	400,000	4.7500%	7/1/2022	426,988

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds 2007	235,000	4.5000%	1/1/2028	263,825
General Obligation Refunding Bonds Election of 2005, Series C	215,000	5.0000%	7/1/2015	240,005

MURRIETA VALLEY UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Election of 2006, Series 2007	125,000	5.0000%	9/1/2020	145,693

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2005	300,000	5.0000%	8/1/2014	323,436

ORANGE COUNTY SANITATION DISTRICT
Certificates of Participation; 2007 Series B	105,000	5.0000%	2/1/2018	122,952

PARAMOUNT UNIFIED SCHOOL DISTRICT
General Obligation Bonds, Election of 2006, Series 2007	250,000	4.5000%	8/1/2017	292,415

SACRAMENTO AREA FLOOD CONTROL AGENCY
Consolidated Capital Assessment District Bonds, Series 2007	300,000	5.0000%	10/1/2015	337,062

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Refunding Bonds, 2008, Series U	300,000	5.0000%	8/15/2017	358,221

SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
Revenue Bonds, Series 2005	400,000	5.0000%	8/1/2020	447,792

SAN FRANCISCO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds, Election of 2001, Series C	295,000	5.0000%	6/15/2015	329,323

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A	400,000	5.5000%	1/1/2013	401,824

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Medical Center Pooled Revenue Bonds; Series A	300,000	5.0000%	5/15/2028	329,214

WEST BASIN MUNICIPAL WATER DISTRICT
Refunding Revenue Certificates of Participation; 2003 Series A	100,000	5.0000%	8/1/2019	103,173

Total Long-Term Securities (Cost $7,543,090)				7,780,885

Variable Rate Demand Notes* (17.12%)

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Exxon Mobil Project Series 2000	100,000	0.1100%	4/1/2017	100,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health Revenue Bonds; Series 2008 C	500,000	0.1700%	8/15/2027	500,000

CALIFORNIA MUNICIPAL FINANCING AUTHORITY
Recovery Zone Facility Bonds	500,000	0.1400%	11/1/2035	500,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-3	500,000	0.1400%	7/1/2035	500,000

Total Variable Rate Demand Notes (Cost $1,600,000)				1,600,000

Total Investments (Cost $9,143,090) (a) (100.38%)				9,380,885
Liabiltiies in Excess of Other Assets (-0.38%)				(35,815)
Net Assets (100.00%)				$9,345,070

* Stated maturity reflects next reset date.

(a) Aggregate cost for federal income tax purpose is $9,139,903.
At November 30, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$248,393
Unrealized depreciation	(7,411)
Net unrealized appreciation	$240,982

CALIFORNIA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Unaudited)
11/30/2012

Security Description	Par Value	Rate	Maturity	Value

Tax and Revenue Anticipation Notes (5.79%)

LOS ANGELES, COUNTY OF
Tax and Revenue Anticipation Notes, Series A	1,000,000	2.0000%	2/28/2013	1,004,391

SANTA BARBARA, COUNTY OF
Tax and Revnue Anticipation Notes, Series A	1,000,000.00	2.0000%	6/28/2013	1,010,305

Total Tax & Revenue Anticipation Notes (Cost $2,014,696)				2,014,696

Varaiable Rate Demand Notes* (94.24%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Institute of Technology; 2006 Series B	1,600,000	0.1300%	10/1/2036	1,600,000

CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
Pacific Gas & Electric Refunding Revenue Bonds; Series 2009 B	700,000	0.1700%	11/1/2026	700,000

CALIFORNIA MUNICIPAL FINANCE AUTHORITY

Recovery Zone Facility Bonds; Chevron USA Inc, Series 2010	1,400,000	0.1400%	11/1/2035	1,400,000

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Refunding Revenue Bonds; Exxon Mobil, Series 2000	900,000	0.1100%	4/1/2017	900,000

CALIFORNIA STATE
General Obligation Bonds; Series 2005B7	200,000	0.1400%	5/1/2040	200,000
General Obligation Bond, Series 2005B3	1,400,000	0.1500%	5/1/2040	1,400,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY

John Muir Health Revenue Bonds; Series 2008C	1,700,000	0.1700%	8/15/2027	1,700,000

CHINO BASIN CALIFORNIA REGIONAL FINANCING AUTHORITY
Inland Emprire Utilities Agency; Series 2008 B	1,000,000	0.1600%	6/1/2032	1,000,000

EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue; Certificates of Participation; Series 2008G	1,400,000	0.1500%	7/1/2038	1,400,000

IRVINE IMPROVEMENT BOND ACT 1915
Assessment District No 97-17	1,600,000	0.1500%	9/2/2023	1,600,000

IRVINE RANCH WATER DISTRICT
General Obligations Bonds; Consolidated Series 1993	1,700,000	0.1200%	4/1/2033	1,700,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System; 2002 Series A-7	1,000,000	0.1300%	7/1/2035	1,000,000
Water System; Subseries B-3	1,200,000	0.1200%	7/1/2035	1,200,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-3	1,675,000	0.1400%	7/1/2035	1,675,000

ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.1700%	12/1/2027	1,260,000

ORANGE COUNTY WATER DISTRICT
Certificates of Participation; 2003 Series A	1,500,000	0.1600%	8/1/2042	1,500,000

RIVERSIDE, CITY OF
Refunding Water Revenue Bond; 2011 A	985,000	0.2100%	10/1/2035	985,000

SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
2008 Subordinate Lien Variable Rate Refunding Revenue Bonds; Series A	700,000	0.1700%	12/1/2036	700,000

SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
Sales Tax Revenue Bonds; 2008 Series B	1,015,000	0.1500%	4/1/2038	1,015,000

SAN FRANCISCO CITY & COUNTY AIRPORTS COMMISSION
Second Series Revenue Refunding Bonds; Issue 36 C	1,000,000	0.1700%	5/1/2026	1,000,000

SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	1,000,000	0.1300%	6/1/2027	1,000,000

SANTA ANA HOUSING AUTHORITY
Multifamily Housing Revenue Refunding Bond 1995, Series A	600,000	0.1500%	12/15/2022	600,000

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
Tax Revenue Refunding Bonds, 2000 Measure A	1,300,000	0.1400%	4/1/2036	1,300,000

SOUTH PLACER WASTEWATER AUTHORITY
Wastewater Revenue Refunding Bonds; Series 2011 A	1,165,000	0.1300%	11/1/2035	1,165,000

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Power Project Revenue Bonds, 2008 Subordinate Refunding Series B	1,500,000	0.1600%	7/1/2017	1,500,000

TRACY, CITY OF
Sycamore 7/03	1,400,000	0.1500%	5/1/2015	1,400,000

WESTERN MUNICIPAL WATER DISTRICT FACILITIES AUTHORITY
Water Revenue Bonds, Series 2012A	1,500,000	0.1400%	10/1/2042	1,500,000

WHITTIER, CITY OF
Health Facility Revenue Bonds, Series 2009 A	400,000	0.1500%	6/1/2036	400,000

Total Variable Rate Demand Notes (Cost $32,800,000)				32,800,000

Total Investments (Cost $34,814,696) (a) (100.03%)				34,814,696
Liabilities in Excess of Other Assets (-0.03%)				(8,900)
Net Assets (100.00%)				$34,805,796

* Stated maturity reflects next reset date.

(a) Aggregate cost for federal income tax purposes is $34,814,696.

U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments (Unaudited)
11/30/2012

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (8.97%)
	7,825	6.000%	4/15/2014	8,163
	18,339	6.000%	4/15/2014	19,131
	7,394	6.000%	4/15/2016	8,049
	30,203	6.500%	4/15/2016	33,115
	39,297	6.000%	5/15/2016	42,776
	308,227	5.000%	7/15/2020	339,594
	6,322	10.000%	9/15/2018	6,666
	148,923	5.500%	1/15/2025	164,486
	274,049	6.000%	1/15/2026	312,279
	939,624	5.500%	4/15/2036	1,032,823
	744,163	5.000%	3/15/2038	808,905
	446,038	6.000%	6/15/2038	500,664

Total Government National Mortgage Association (Cost $2,960,810)				3,276,651

United States Treasury Bills DN (b) (1.11%)
	400,000	0.000%	12/20/2012	399,972
Total United States Treasury Bills (Cost $399,972)				399,972

United States Treasury Bonds (18.63%)
	3,000,000	7.250%	5/15/2016	3,704,064
	2,300,000	4.500%	5/15/2038	3,100,329
Total United States Treasury Bonds (Cost $6,042,579)				6,804,393

United States Treasury Notes (70.50%)
	3,800,000	4.000%	2/15/2015	4,110,236
	1,000,000	3.625%	2/15/2021	1,184,610
	1,500,000	2.750%	2/28/2018	1,660,899
	2,219,000	4.750%	5/15/2014	2,364,189
	3,000,000	3.375%	6/30/2013	3,055,899
	4,400,000	2.500%	6/30/2017	4,787,750
	1,100,000	2.625%	8/15/2020	1,217,821
	1,200,000	2.750%	10/31/2013	1,227,937
	4,000,000	3.750%	11/15/2018	4,686,563
	1,300,000	2.750%	2/15/2019	1,448,078
Total United States Treasury Notes (Cost $24,422,404)				25,743,982

Total Investments (Cost $33,825,765) (a) (99.21%)				36,224,998
Other Net Assets (0.79%)				289,409
Net Assets (100.00%)				$36,514,407

(a) Aggregate cost for federal income tax purposes is $33,825,765.
At November 30, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,399,233
Unrealized depreciation	-
Net unrealized appreciation	$2,399,233

(b) Discount Note. Yield to maturity is 0.06%.

SHORT-TERM U.S. GOVERNMENT BOND FUND
Portfolio of Investments (Unaudited)
11/30/2012

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (3.03%)
	187,441	1.625%	11/20/2034	194,228
	123,845	2.250%	6/20/2034	129,367
Total Government National Mortgage Association (Cost $313,144)				323,595

United States Treasury Bills DN (b) (0.94%)
	100,000	0.000%	12/20/2012	99,992
Total United States Treasury Bills (Cost $6,042,579)				99,992

United States Treasury Notes (95.32%)
	1,300,000	1.750%	1/31/2014	1,323,258
	1,700,000	2.250%	1/31/2015	1,772,515
	1,400,000	2.000%	1/31/2016	1,472,297
	500,000	1.125%	6/15/2013	502,657
	1,200,000	0.750%	6/15/2014	1,209,516
	1,800,000	0.375%	6/15/2015	1,803,656
	1,200,000	1.375%	1/15/2013	1,201,969
	900,000	1.125%	12/15/2012	900,387
Total United States Treasury Notes (Cost $10,163,157)				10,186,255

Total Investments (Cost $10,576,293) (a) (99.29%)				10,609,842
Other Net Assets (0.71%)				76,105
Net Assets (100.00%)				$10,685,947

(a) Aggregate cost for federal income tax purposes is $10,576,293.
At November 30, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$33,587
Unrealized depreciation	(38)
Net unrealized appreciation	$33,549

THE UNITED STATES TREASURY TRUST
Portfolio of Investments (Unaudited)
11/30/2012

Security Description	Par Value	Maturity	Value

United States Treasury Bills DN (b) (100.10%)
	$6,700,000	1/3/2013	$6,699,469
	11,200,000	1/31/2013	11,197,998
	11,400,000	2/14/2013	11,397,863
	7,300,000	1/17/2013	7,299,133
	15,500,000	12/6/2012	15,499,796
	16,000,000	12/20/2012	15,999,088
	13,000,000	12/27/2012	12,998,734
Total United States Treasury Bills DN (Cost $81,092,081)			81,092,081

Total Investments (Cost $81,092,081) (a) (100.10%)			81,092,081
Liabilities in Excess of Other Assets (-0.10%)			(78,725)
Net Assets (100.00%)			$81,013,356

(a) Aggregate cost for federal income tax purposes is $81,092,081.

(b) Discount Note. Yield to maturity is between 0.06% - 0.10%.

S&P 500 INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2012

Security Description	Shares	Value
Common Stock (86.46%)

Basic Materials (2.95%)
Air Products & Chemicals Inc	1,615	133,948
Airgas Inc	499	44,196
Alcoa Inc	7,435	62,528
Allegheny Technologies Inc	854	22,358
CF Industries Holdings Inc	475	101,664
Cliffs Natural Resources Inc	999	28,721
Dow Chemical Co	8,728	263,498
Eastman Chemical Co	1,048	63,771
Ecolab Inc	1,937	139,619
EI du Pont de Nemours & Co	6,896	297,493
FMC Corp	1,102	61,117
Freeport-McMoRan Copper & Gold Inc	6,887	268,662
International Flavors & Fragrances Inc	683	44,415
International Paper Co	3,175	117,920
LyondellBasell Industries NV	2,496	124,126
MeadWestvaco Corp	1,277	39,472
Monsanto Co	3,890	356,285
Newmont Mining Corp	3,766	177,341
Nucor Corp	2,404	98,997
PPG Industries Inc	1,176	146,142
Praxair Inc	2,168	232,431
Sherwin-Williams Co	628	95,783
Sigma-Aldrich Corp	928	67,299
The Mosiac Company	2,068	111,796
Titanium Metals Corp	700	11,634
United States Steel Corp	1,093	23,565
Vulcan Materials Co	956	50,515
Total Basic Materials		3,185,296

Communications (9.73%)
Amazon.com Inc	2,600	655,330
AT&T Inc	42,219	1,440,934
Cablevision Systems Corp	1,680	23,251
CBS Corp	4,379	157,556
CenturyLink Inc	4,581	177,926
Cisco Systems Inc	39,132	739,986
Comcast Corp	19,592	728,431
Corning Inc	11,057	135,227
Crown Castle International Corp	2,156	145,573
DIRECTV	4,619	229,564
Discovery Communications Inc	1,878	113,450
eBay Inc	8,321	439,515
Expedia Inc	689	42,622
F5 Networks Inc	602	56,395
Frontier Communications Corp	8,240	39,634
Gannett Co Inc	1,702	30,466
Google Inc	1,949	1,361,123
Harris Corp	833	39,259
Interpublic Group Co	3,241	35,068
JDS Uniphase Corp	1,800	21,834
Juniper Networks Inc	3,874	69,655
McGraw-Hill Cos Inc	2,019	107,229
MetroPCS Communications Inc	1,990	21,194
Motorola Solutions Inc	2,139	116,469
Netflix Inc	413	33,746
News Corp	14,980	369,107
Omnicom Group Inc	1,982	98,585
priceline.com Inc	361	239,401
Scripps Networks Interactive Inc	635	37,490
Sprint Nextel Corp	22,657	129,825
Symantec Corp	5,172	97,027
Time Warner Cable Inc	2,282	216,539
Time Warner Inc	7,045	333,229
TripAdvisor Inc	850	32,462
VeriSign Inc	1,159	39,557
Verizon Communications Inc	20,602	908,960
Viacom Inc	3,483	179,758
Walt Disney Co	13,185	654,767
Washington Post	47	17,252
Windstream Corp	4,013	33,629
Yahoo! Inc	7,670	143,966
Total Communications		10,492,991

Consumer, Cyclical (7.89%)
Abercrombie & Fitch Co	700	32,123
AutoNation Inc	284	11,059
AutoZone Inc	275	105,537
Bed Bath & Beyond Inc	1,720	100,998
Best Buy Co Inc	1,956	25,643
Big Lots Inc	489	13,770
BorgWarner Inc	832	55,162
CarMax Inc	1,689	61,243
Carnival Corp	3,334	128,892
Chipotle Mexican Grill Inc	234	61,725
Cintas Corp	801	33,193
Coach Inc	2,156	124,703
Costco Wholesale Corp	3,160	328,608
CVS Caremark Corp	9,462	440,078
Darden Restaurants Inc	933	49,337
Dollar Tree Inc	1,728	72,127
DR Horton Inc	2,043	39,757
Family Dollar Stores Inc	713	50,766
Fastenal Co	2,014	84,205
Ford Motor Co	27,615	316,192
Fossil Inc	377	32,588
GameStop Corp	908	23,835
Gap Inc	2,194	75,605
Genuine Parts Co	1,170	76,155
Goodyear Tire & Rubber Co	1,847	23,272
Harley-Davidson Inc	1,765	82,884
Harman International Industries Inc	529	20,927
Hasbro Inc	950	36,537
Home Depot Inc	11,091	721,691
International Game Technology	2,266	31,429
JC Penney Co Inc	1,066	19,124
Johnson Controls Inc	5,136	141,445
Kohl's Corp	1,587	70,860
Lennar Corp	1,300	49,452
Lowe's Cos Inc	8,392	302,867
Ltd Brands Inc	1,787	93,192
Macy's Inc	2,961	114,591
Marriott International Inc Class A	1,935	70,221
Mattel Inc	2,508	94,075
McDonald's Corp	7,400	644,096
Newell Rubbermaid Inc	2,365	51,581
NIKE Inc	2,667	259,979
Nordstrom Inc	1,123	60,743
O'Reilly Automotive Inc	874	82,226
PACCAR Inc	2,601	114,288
PetSmart Inc	796	56,245
PulteGroup Inc	2,804	47,135
Ralph Lauren Corp	449	70,533
Ross Stores Inc	1,661	94,544
Southwest Airlines Co	5,662	53,959
Staples Inc	5,524	64,631
Starbucks Corp	5,474	283,936
Starwood Hotels & Resorts Worldwide Inc	1,427	77,001
Target Corp	4,818	304,160
Tiffany & Co	950	56,031
TJX Cos Inc	5,416	240,145
Urban Outfitters Inc	803	30,273
VF Corp	647	103,850
Walgreen Co	6,346	215,193
Wal-Mart Stores Inc	12,426	894,921
Whirlpool Corp	570	58,049
WW Grainger Inc	441	85,563
Wyndham Worldwide Corp	1,139	55,914
Wynn Resorts Ltd	526	59,122
Yum! Brands Inc	3,354	224,986
Total Consumer, Cyclical		8,504,972

Consumer, Non-Cyclical (19.04%)
Abbott Laboratories	11,424	742,560
Aetna Inc	2,459	106,204
Alexion Pharmaceuticals Inc	1,383	132,796
Allergan Inc	2,212	205,163
Altria Group Inc	14,863	502,518
AmerisourceBergen Corp	1,851	78,149
Amgen Inc	5,671	503,585
Apollo Group Inc	980	18,806
Archer-Daniels-Midland Co	4,902	130,883
Automatic Data Processing Inc	3,564	202,293
Avery Dennison Corp	891	29,804
Avon Products Inc	3,259	45,463
Baxter International Inc	4,026	266,803
Beam Inc	1,241	69,633
Becton Dickinson and Co	1,468	112,552
Biogen Idec Inc	1,739	259,268
Boston Scientific Corp	11,526	63,854
Bristol-Myers Squibb Co	12,265	400,207
Brown-Forman Corp	1,081	75,865
Campbell Soup Co	1,449	53,251
Cardinal Health Inc	2,511	101,570
CareFusion Corp	1,546	43,164
Celgene Corp	3,188	250,545
Cigna Corp	2,081	108,774
Clorox Co	943	71,998
The Coca-Cola Co	28,487	1,080,227
Coca-Cola Enterprises Inc	2,036	63,482
Colgate-Palmolive Co	3,279	355,772
ConAgra Foods Inc	2,987	89,192
Constellation Brands Inc	1,083	38,858
Coventry Health Care Inc	984	42,981
Covidien PLC	3,532	205,245
CR Bard Inc	610	60,396
DaVita HealthCare Partners Inc	612	66,096
Dean Foods Co	1,377	23,602
DENTSPLY International Inc	1,160	46,052
Dr Pepper Snapple Group Inc	1,620	72,657
Edwards Lifesciences Corp	858	74,449
Eli Lilly & Co	7,419	363,828
Equifax Inc	870	44,579
Estee Lauder Co	1,800	104,850
Express Scripts Holding Co	5,973	321,646
Forest Laboratories Inc	1,720	60,991
General Mills Inc	4,683	191,956
Gilead Sciences Inc	5,502	412,650
H&R Block Inc	1,994	35,952
Hershey Co	1,114	81,623
HJ Heinz Co	2,408	140,772
Hormel Foods Corp	1,064	32,995
Hospira Inc	1,350	40,230
Humana Inc	1,191	77,903
Intuitive Surgical Inc	285	150,765
Iron Mountain Inc	1,244	39,298
JM Smucker Co	823	72,803
Johnson & Johnson	20,286	1,414,543
Kellogg Co	1,816	100,715
Kimberly-Clark Corp	2,926	250,817
Kraft Foods Group Inc	4,282	193,632
Kroger Co	4,007	105,144
Laboratory Corp of America Holdings	705	59,636
Life Technologies Corp	1,360	67,116
Lorillard Inc	961	116,435
Mastercard Inc	772	377,261
McCormick & Co Inc	975	62,946
McKesson Corp	1,736	164,000
Mead Johnson Nutrition Co	1,560	106,376
Medtronic Inc	7,560	318,352
Merck & Co Inc	22,116	979,739
Molson Coors Brewing Co	1,200	49,752
Mondelez International Inc	12,847	332,609
Monster Beverage Corp	1,129	58,764
Moody's Corp	1,498	72,773
Mylan Inc	3,101	84,285
Patterson Cos Inc	758	25,848
Paychex Inc	2,454	79,853
PepsiCo Inc	11,411	801,166
Perrigo Co	677	70,070
Pfizer Inc	54,960	1,375,099
Philip Morris International Inc	12,281	1,103,816
Procter & Gamble Co	20,266	1,415,175
Quanta Services Inc	1,601	41,402
Quest Diagnostics Inc	1,168	67,487
Reynolds American Inc	2,525	110,393
Robert Half International Inc	1,032	29,164
RR Donnelley & Sons Co	1,958	18,405
Safeway Inc	1,746	29,874
SAIC Inc	2,336	26,934
St Jude Medical Inc	2,310	79,187
Stryker Corp	2,155	116,715
Sysco Corp	4,516	142,931
Tenet Healthcare Corp	766	22,183
The ADT Corporation	1,732	79,499
Total System Services Inc	1,190	26,121
Tyson Foods Inc	2,328	44,628
UnitedHealth Group Inc	7,592	412,929
Varian Medical Systems Inc	875	60,515
Watson Pharmaceuticals Inc	836	73,576
WellPoint Inc	2,432	135,949
Western Union Co	4,688	59,116
Whole Foods Market Inc	1,179	110,071
Zimmer Holdings Inc	1,338	88,268
Total Consumer, Non-Cyclical		20,528,827

Diversified (0.03%)
Leucadia National Corp	1,447	32,051
Total Diversified		32,051

Energy (9.60%)
Anadarko Petroleum Corp	3,750	274,463
Apache Corp	2,792	215,235
Baker Hughes Inc	3,384	146,020
Cabot Oil & Gas Corp	1,582	74,512
Cameron International Corp	1,865	100,617
Chesapeake Energy Corp	3,818	65,021
Chevron Corp	14,364	1,518,131
ConocoPhillips	8,936	508,816
CONSOL Energy Inc	1,500	47,025
Denbury Resources Inc	2,835	43,744
Devon Energy Corp	2,767	142,971
Diamond Offshore Drilling Inc	576	39,744
Ensco PLC	1,707	99,399
EOG Resources Inc	1,925	226,419
EQT Corp	1,085	65,167
Exxon Mobil Corp	33,964	2,993,586
FMC Technologies Inc	1,793	73,262
Halliburton Co	6,883	229,548
Helmerich & Payne Inc	805	42,021
Hess Corp	2,293	113,756
Kinder Morgan Inc	4,655	157,386
Marathon Oil Corp	5,187	160,019
Marathon Petroleum Corp	2,489	148,195
Murphy Oil Corp	1,357	76,996
Nabors Industries Ltd	2,404	35,339
National Oilwell Varco Inc	3,192	218,014
Newfield Exploration Co	988	24,048
Noble Corp	1,885	65,014
Noble Energy Inc	1,308	127,857
Occidental Petroleum Corp	5,892	443,137
ONEOK Inc	1,546	69,369
Peabody Energy Corp	2,200	55,242
Phillips 66	4,612	241,530
Pioneer Natural Resources Co	880	94,160
QEP Resources Inc	1,500	42,180
Range Resources Corp	1,202	76,952
Rowan Cos Plc	921	29,223
Schlumberger Ltd	9,690	693,998
Sears Canada Inc	191	2,198
Southwestern Energy Co	2,561	88,892
Spectra Energy Corp	4,856	135,725
Tesoro Corp	1,028	43,464
Valero Energy Corp	4,032	130,072
Williams Cos Inc	4,450	146,138
WPX Energy Inc	1,483	23,417
Total Energy		10,348,021

Financial (13.29%)
ACE Ltd	2,500	198,075
Aflac Inc	3,445	182,551
Allstate Corp	3,620	146,538
American Express Co	7,257	405,666
American International Group Inc	8,581	284,289
American Tower Corp	2,860	214,300
Ameriprise Financial Inc	1,612	97,800
Aon PLC	2,362	134,162
Apartment Investment & Management Co	1,070	26,825
Assurant Inc	596	20,389
AvalonBay Communities Inc	686	90,408
Bank of America Corp	77,978	768,863
Bank of NY Mellon	8,692	208,086
BB&T Corp	5,247	147,808
Berkshire Hathaway Inc	13,493	1,188,463
BlackRock Inc	941	185,415
Boston Properties Inc	1,078	110,635
Capital One Financial Corp	4,021	231,610
CBRE Group Inc	2,058	38,958
Charles Schwab Corp	7,272	95,263
Chubb Corp	1,969	151,593
Cincinnati Financial Corp	1,179	47,773
Citigroup Inc	21,278	735,580
CME Group Inc.	2,250	124,358
Comerica Inc	1,331	39,384
Discover Financial Services	3,788	157,619
E*TRADE Financial Corp	1,181	9,944
Equity Residential	2,164	120,124
Federated Investors Inc	848	16,833
Fifth Third Bancorp	6,069	88,850
First Horizon National Corp	1,791	16,943
Franklin Resources Inc	1,035	136,641
Genworth Financial Inc	3,728	22,182
Goldman Sachs Group	3,315	390,474
Hartford Financial Services Group Inc	2,922	61,888
HCP Inc	3,020	136,051
Health Care REIT Inc	1,873	110,301
Host Hotels & Resorts Inc	5,173	75,991
Hudson City Bancorp Inc	3,497	28,186
Huntington Bancshare	5,456	33,554
IntercontinentalExchange Inc	535	70,700
Invesco Ltd	3,410	85,216
JPMorgan Chase & Co	27,735	1,139,354
KeyCorp	6,704	54,168
Kimco Realty Corp	2,994	57,664
Legg Mason Inc	884	22,569
Lincoln National Corp	2,305	56,934
Loews Corp	2,394	97,867
M&T Bank Corp	918	89,716
Marsh & McLennan Cos Inc	4,025	141,761
MetLife Inc	7,704	255,696
Morgan Stanley	10,374	175,009
Northern Trust Corp	1,610	77,312
NYSE Euronext	1,810	42,264
People's United Financial Inc	2,887	35,193
Plum Creek Timber Co Inc	1,188	50,906
PNC Financial Services Group Inc	3,945	221,472
Principal Financial Group Inc	2,041	55,413
Progressive Corp	4,123	87,614
Prologis Inc	3,315	112,511
Prudential Financial Inc	3,541	184,557
Public Storage	1,035	145,562
Regions Financial Corp	9,066	60,470
Simon Property Group Inc	2,175	330,883
SLM Corp	3,621	59,928
State Street Corp	3,525	156,651
SunTrust Banks Inc	3,809	103,414
T Rowe Price Group Inc	1,965	127,077
The Nasdaq OMX Group	1,127	27,307
Torchmark Corp	784	40,760
Travelers Cos Inc.	2,855	202,191
Unum Group	2,266	46,204
US Bancorp	13,884	447,898
Ventas Inc	2,081	132,456
Visa Inc	3,845	575,635
Vornado Realty Trust	1,244	95,079
Wells Fargo & Co	36,145	1,193,146
Weyerhaeuser Co	3,870	106,657
XL Group PLC	2,249	54,718
Zions Bancorporation	1,054	21,154
Total Financial		14,321,459

Industrial (8.80%)
3M Co	4,679	425,555
Agilent Technologies Inc	2,633	100,818
Amphenol Corp	1,186	73,437
Ball Corp	1,134	50,678
Bemis Co Inc	906	30,442
Boeing Co	4,978	369,766
Caterpillar Inc	4,752	405,060
CH Robinson Worldwide Inc	1,280	79,027
Cooper Industries PLC	1,232	91,784
CSX Corp	7,645	151,065
Cummins Inc	1,302	127,804
Danaher Corp	4,166	224,839
Deere & Co	2,919	245,342
Dover Corp	1,334	84,829
Eaton Corp	2,530	131,965
Emerson Electric Co	5,336	268,027
Expeditors International of Washington Inc	1,549	57,964
FedEx Corp	2,148	192,310
FLIR Systems Inc	1,158	23,623
Flowserve Corp	376	52,095
Fluor Corp	1,298	68,898
General Dynamics Corp	2,440	162,260
General Electric Co	76,880	1,624,474
Honeywell International Inc	5,633	345,472
Illinois Tool Works Inc	3,173	195,362
Ingersoll-Rand PLC	2,109	102,877
Jabil Circuit Inc	1,699	32,281
Jacobs Engineering Group Inc	1,000	40,940
Joy Global Inc	784	44,680
L-3 Communications Holdings Inc	719	55,255
Leggett & Platt Inc	1,017	28,323
Lockheed Martin Corp	1,981	184,827
Masco Corp	2,627	44,554
Molex Inc	1,013	26,723
Norfolk Southern Corp	2,398	144,791
Northrop Grumman Corp	1,818	121,261
Owens-Illinois Inc	1,395	27,942
Pall Corp	838	49,844
Parker Hannifin Corp	1,096	90,036
Pentair Ltd	1,542	74,772
PerkinElmer Inc	1,021	32,315
Precision Castparts Corp	1,073	196,777
Raytheon Co	2,443	139,569
Republic Services Inc	2,203	62,719
Rockwell Automation Inc	1,085	85,975
Rockwell Collins Inc	1,079	61,697
Roper Industries Inc	694	77,402
Ryder System Inc	477	22,452
Sealed Air Corp	1,582	26,609
Snap-on Inc	424	33,683
Stanley Black & Decker Inc	1,237	88,953
Stericycle Inc	642	60,008
TE Connectivity Ltd	3,236	113,875
Textron Inc	2,069	48,601
Thermo Fisher Scientific Inc	2,658	168,916
Tyco International Ltd	3,464	98,274
Union Pacific Corp	3,488	428,257
United Parcel Service Inc	5,289	386,679
United Technologies Corp	6,172	494,439
Waste Management Inc	3,352	109,175
Waters Corp	682	57,663
Xylem Inc	1,498	39,083
Total Industrial		9,485,123

Technology (12.21%)
Accenture PLC	4,670	317,186
Adobe Systems Inc	3,587	124,146
Advanced Micro Devices Inc	4,487	9,871
Akamai Technologies Inc	1,400	51,268
Altera Corp	2,432	78,772
Analog Devices Inc	2,227	90,416
Apple Inc	6,897	4,036,676
Applied Materials Inc	9,105	97,697
Autodesk Inc	1,669	55,294
BMC Software Inc	1,079	44,196
Broadcom Corp	3,543	114,722
CA Inc	2,646	58,635
Cerner Corp	1,060	81,853
Citrix Systems Inc	1,348	82,444
Cognizant Technology Solutions Corp	2,204	148,175
Computer Sciences Corp	1,256	47,803
Dell Inc	10,721	103,350
Dun & Bradstreet	396	31,355
Electronic Arts Inc	2,629	38,935
EMC Corp/MA	14,917	370,240
Fidelity National Information Services Inc	1,851	66,821
First Solar Inc	370	9,986
Fiserv Inc	1,057	81,378
Hewlett-Packard Co	14,359	186,523
Intel Corp	36,299	710,371
International Business Machines Corp	7,904	1,502,313
Intuit Inc	2,031	121,677
KLA-Tencor Corp	1,304	59,293
Lam Research Corp	1,341	47,096
Linear Technology Corp	1,694	56,224
LSI Corp	4,118	27,755
Microchip Technology Inc	1,401	42,618
Micron Technology Inc	6,485	38,780
Microsoft Corp	55,516	1,477,836
NetApp Inc	2,586	82,002
NVIDIA Corp	4,572	54,773
Oracle Corp	28,021	899,474
Pitney Bowes Inc	1,820	20,366
QUALCOMM Inc	12,533	797,349
Red Hat Inc	1,433	70,790
Salesforce.com Inc	940	148,210
SanDisk Corp	1,741	68,073
Seagate Technology PLC	2,601	65,285
Teradata Corp	1,256	74,707
Teradyne Inc	1,380	21,583
Texas Instruments Inc	8,319	245,161
Western Digital Corp	1,637	54,741
Xerox Corp	10,310	70,211
Xilinx Inc	2,112	73,181
Total Technology		13,157,611

Utilities (2.92%)
AES Corp	4,674	49,872
AGL Resources Inc	850	33,133
Ameren Corp	1,808	54,186
American Electric Power Co Inc	3,645	155,459
CenterPoint Energy Inc	2,979	58,776
CMS Energy Corp	2,062	50,375
Consolidated Edison Inc	2,227	124,244
Dominion Resources	4,251	217,269
DTE Energy Co	1,258	76,210
Duke Energy Corp	5,180	330,588
Edison International	2,433	110,653
Entergy Corp	1,304	82,856
Exelon Corp	6,183	186,850
FirstEnergy Corp	3,123	132,603
Integrys Energy Group Inc	615	32,700
NextEra Energy Inc	3,154	216,711
NiSource Inc	2,050	49,549
Northeast Utilities	2,274	88,095
NRG Energy Inc	1,956	41,272
Pepco Holdings Inc	1,700	33,558
PG&E Corp	2,830	115,889
Pinnacle West Capital Corp	806	41,477
PPL Corp	4,208	123,505
Public Service Enterprise Group Inc	3,861	116,177
SCANA Corp	845	39,157
Sempra Energy	1,653	113,098
Southern Co	6,412	279,243
TECO Energy Inc	1,498	25,181
Wisconsin Energy Corp	1,695	63,613
Xcel Energy Inc	3,728	100,842
Total Utilities		3,143,141

Total Common Stock (Cost $59,609,944)		93,199,492

Right/Warrant (0.01%)
Kinder Morgan Inc, $40, 2/15/17	3,593	13,582
Total Right/Warrant (Cost $6934)		13,582

Preferred Stock (0.00%)
Orchard Supply HWare Series A; 0% Coupon	20	36
Total Preferred Stock (Cost $24)		36

Short-Term Investments (11.32%)

United States Treasury Bills (11.32%)	Par Value
United States T-Bill 12/06/2012, DN (b)	200,000	199,996
United States T-Bill 12/27/2012, DN (b)	12,000,000	11,998,826
Total United States Treasury Bills		12,198,822

Total Short-Term Investments (Cost $12,198,822)		12,198,822

Total Investments (Cost $71,815,724) (a) (97.79%)		105,411,932
Other Net Assets (2.21%)		2,381,617
Net Assets (100.00%)		$107,793,549

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $71,815,724. At November 30, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$40,386,329
Unrealized depreciation	(6,790,126)
Net unrealized appreciation	$33,596,203

(b) At November 30, 2012, certain United States Treasury Bills with a market value of $12,198,822 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at May 31, 2012:
Contracts - $50 times premium / delivery month / commitment
S&P 500 E-mini	Unrealized Appreciation
207 / DEC 2012 / Long	$414,085

S&P MIDCAP INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2012

Security Description	Shares	Value
Common Stock (99.70%)

Basic Materials (4.72%)
Albemarle Corp	10,020	599,096
Ashland Inc	8,214	582,537
Cabot Corp	6,690	252,414
Carpenter Technology Corp	4,953	240,022
Commercial Metals Co	13,024	176,475
Compass Minerals International Inc	3,720	284,208
Cytec Industries Inc	5,224	358,575
Domtar Corp	4,141	331,736
Intrepid Potash Inc	5,237	111,443
Minerals Technologies Inc	2,052	151,848
NewMarket Corp	1,215	322,400
Olin Corp	9,317	193,141
Reliance Steel & Aluminum Co	8,455	476,862
Royal Gold Inc	7,212	582,441
RPM International Inc	14,789	429,029
Sensient Technologies Corp	5,821	210,720
Steel Dynamics Inc	24,679	318,853
Valspar Corp	9,493	595,971
Total Basic Materials		6,217,771

Communications (4.92%)
ADTRAN Inc	7,191	141,231
AMC Networks Inc	6,477	341,727
AOL Inc	9,411	353,101
Ciena Corp	11,260	167,549
Equinix Inc	5,418	1,006,448
FactSet Research Systems Inc	4,600	424,994
InterDigital Inc.	4,794	204,608
John Wiley & Sons Inc	5,304	226,481
Lamar Advertising Co	6,194	243,238
Meredith Corp	4,188	130,582
NeuStar Inc	7,598	305,440
New York Times Co	14,132	114,611
Plantronics Inc	5,056	170,033
Polycom Inc	19,995	209,148
Rackspace Hosting Inc	11,802	815,754
RF Micro Devices Inc	31,124	134,456
Scholastic Corp	2,834	79,522
Telephone & Data Systems Inc	10,876	250,257
Tellabs Inc	42,417	151,005
TIBCO Software Inc	17,315	433,741
tw telecom inc	16,901	434,187
ValueClick Inc	7,937	149,771
Total Communications		6,487,884

Consumer, Cyclical (13.32%)
Advance Auto Parts Inc	8,216	601,000
Aeropostale Inc	9,385	129,607
Alaska Air Group Inc	7,989	341,530
American Eagle Outfitters Inc	20,118	426,502
ANN Inc	5,447	182,747
Arrow Electronics Inc	12,235	455,876
Ascena Retail Group Inc	13,851	278,405
Bally Technologies Inc	4,834	218,207
Barnes & Noble Inc	4,610	66,154
Bob Evans Farms Inc	3,418	128,824
Brinker International Inc	8,313	248,974
Cabela's Inc	5,184	247,640
Carter's Inc	5,772	306,147
Cheesecake Factory	5,614	191,943
Chico's FAS Inc	18,893	352,354
Cinemark Holdings Inc	11,452	311,494
Copart Inc	12,028	363,366
Deckers Outdoor Corp	4,359	166,906
Dick's Sporting Goods Inc	10,881	571,361
DreamWorks Animation SKG Inc	8,414	144,132
Foot Locker Inc	17,039	610,678
Guess? Inc	6,894	178,348
Hanesbrands Inc	10,991	396,775
Herman Miller Inc	6,532	137,956
HNI Corp	5,210	155,154
HSN Inc	4,193	221,768
Ingram Micro Inc	16,911	273,958
International Speedway Corp	3,147	84,434
JetBlue Airways Corp	23,748	122,065
KB Home	8,392	120,509
Life Time Fitness Inc	4,500	211,770
LKQ Corp	33,184	727,393
MDC Holdings Inc	4,359	153,611
Mohawk Industries Inc	6,435	553,346
MSC Industrial Direct Co Inc	5,190	377,105
NVR Inc	517	465,217
Office Depot Inc	32,067	107,745
Oshkosh Corp	10,625	311,844
Owens & Minor Inc	7,372	201,845
Panera Bread Co	3,166	508,143
Polaris Industries Inc	7,162	607,409
PVH Corp	7,933	909,042
Regis Corp	6,382	105,112
Saks Inc	11,505	120,803
Scientific Games Corp	6,568	54,711
Signet Jewelers Ltd	9,096	488,910
Tempur-Pedic International Inc	6,696	178,448
The Wendy's Co	31,636	147,424
Thor Industries Inc	5,099	192,436
Toll Brothers Inc	16,521	526,029
Tractor Supply Co	8,035	720,097
Under Armour Inc	8,282	429,256
Warnaco Group Inc	4,705	338,242
Watsco Inc	3,199	229,336
Williams-Sonoma Inc	9,740	440,832
WMS Industries Inc	6,477	109,461
World Fuel Services Corp	8,017	312,262
Total Consumer, Cyclical		17,562,643

Consumer, Non-Cyclical (18.52%)
Aaron's Inc	7,927	227,505
Alliance Data Systems Corp	5,638	803,359
AMERIGROUP Corp	5,421	497,756
Bio-Rad Laboratories Inc	2,287	238,969
Brink's Co	5,281	145,016
Charles River Laboratories International Inc	5,512	211,495
Church & Dwight Co Inc	15,655	847,718
Community Health Systems Inc	10,229	301,346
Convergys Corp	13,054	203,773
Cooper Cos Inc	5,437	516,189
CoreLogic Inc.	10,961	283,232
Corporate Executive Board Co	3,869	165,593
Corrections Corp of America	11,215	380,189
Covance Inc	6,194	353,120
Deluxe Corp	5,906	170,093
DeVry Inc	6,489	169,168
Endo Health Solutions Inc	13,150	376,879
Flowers Foods Inc	12,718	299,382
FTI Consulting Inc	4,761	147,163
Gartner Inc	10,261	491,297
Global Payments Inc	8,829	387,681
Green Mountain Coffee Roasters Inc	14,803	542,826
Harris Teeter Supermarkets Inc	5,178	196,712
Health Management Associates Inc	29,533	234,787
Health Net Inc	9,333	219,792
Henry Schein Inc	9,955	804,065
Hill-Rom Holdings Inc	7,172	200,529
Hillshire Brands Co	13,358	372,020
HMS Holdings Corp	9,885	229,035
Hologic Inc	29,720	567,058
IDEXX Laboratories Inc	6,203	579,794
Ingredion Inc	8,585	557,596
ITT Educational Services Inc	2,039	36,967
Jarden Corp	8,441	446,613
Lancaster Colony Corp	2,241	169,733
Lender Processing Services Inc	9,511	236,348
LifePoint Hospitals Inc	5,596	201,344
Manpower Inc	9,029	347,075
Masimo Corp	5,849	121,191
Matthews International Corp	3,305	99,976
Medicis Pharmaceutical Corp	6,718	290,554
MEDNAX Inc	5,532	437,028
Monster Worldwide Inc	13,869	75,447
Omnicare Inc	12,800	463,872
Post Holdings Inc	3,204	110,346
Ralcorp Holdings Inc	6,221	554,540
Regeneron Pharmaceuticals Inc	8,424	1,487,257
Rent-A-Center Inc	6,828	237,341
ResMed Inc	16,245	667,507
Rollins Inc	7,481	170,342
Scotts Miracle-Gro Co	4,332	179,605
SEI Investments Co	15,223	335,058
Service Corp International	24,165	336,618
Smithfield Foods Inc	15,128	338,413
Sotheby's	7,605	219,480
STERIS Corp	6,737	230,203
Strayer Education Inc	1,350	70,646
SUPERVALU Inc	23,916	56,920
Techne Corp	3,893	276,014
Teleflex Inc	4,591	317,697
Thoratec Corp	6,583	244,888
Tootsie Roll Industries Inc	2,315	62,922
Towers Watson & Co	6,433	340,177
Tupperware Brands Corp	6,324	410,111
United Rentals Inc	10,424	432,909
United Therapeutics Corp	5,408	284,190
Universal Corp	2,699	134,680
Universal Health Services Inc	9,915	446,869
Valassis Communications Inc	4,812	125,016
VCA Antech Inc	10,077	209,400
Vertex Pharmaceuticals Inc	23,699	942,983
WellCare Health Plans Inc	4,828	233,048
WEX Inc	4,359	313,674
Total Consumer, Non-Cyclical		24,416,139

Energy (5.41%)
Alpha Natural Resources Inc	24,779	185,347
Arch Coal Inc	24,032	161,495
Atwood Oceanics Inc	6,568	302,128
Bill Barrett Corp	5,594	97,224
CARBO Ceramics Inc	2,251	172,359
Cimarex Energy Co	9,656	580,519
Dresser-Rand Group Inc	8,514	449,624
Dril-Quip Inc	4,000	281,480
Energen Corp	8,124	361,762
Forest Oil Corp	12,999	82,804
Helix Energy Solutions Group Inc	11,005	192,698
HollyFrontier Corp	22,890	1,037,604
Northern Oil and Gas Inc	6,417	100,747
Oceaneering International Inc	12,172	641,221
Oil States International Inc	5,784	409,044
Patterson-UTI Energy Inc	17,418	309,344
Plains Exploration & Production Co	14,619	521,898
Quicksilver Resources Inc	14,484	45,914
Rosetta Resources Inc	5,947	267,258
SM Energy Co	7,223	358,911
Superior Energy Services Inc	17,756	360,624
Unit Corp	4,812	216,155
Total Energy		7,136,160

Financial (21.09%)
Affiliated Managers Group Inc	5,774	744,095
Alexander & Baldwin Inc	4,846	144,702
Alexandria Real Estate Equities Inc	6,989	474,693
Alleghany Corp	1,903	667,953
American Campus Communities Inc	11,580	507,204
American Financial Group Inc	8,603	341,109
Apollo Investment Corp	22,201	180,272
Arthur J Gallagher & Co	12,920	471,838
Aspen Insurance Holdings Ltd	8,205	256,817
Associated Banc-Corp	19,301	248,018
Astoria Financial Corp	9,437	88,047
BancorpSouth Inc	8,709	115,220
Bank of Hawaii Corp	5,172	224,827
BioMed Realty Trust Inc	17,338	334,103
BRE Properties Inc	8,533	415,130
Brown & Brown Inc	13,083	351,148
Camden Property Trust	9,399	617,514
Cathay General Bancorp	8,233	147,371
CBOE Holdings Inc	10,001	299,830
City National Corp	5,275	256,840
Commerce Bancshares	8,795	314,678
Corporate Office Properties Trust	8,366	206,473
Cullen/Frost Bankers Inc	6,904	377,027
Duke Realty Corp	29,187	394,025
East West Bancorp Inc	15,961	337,575
Equity One Inc	6,724	138,985
Essex Property Trust Inc	4,094	575,166
Eaton Vance Corp	13,027	415,301
Everest Re Group Ltd	5,827	632,055
Federal Realty Investment Trust	7,174	746,383
Fidelity National Financial Inc	23,703	573,850
First American Financial Corp	11,880	282,744
First Niagara Financial Group Inc	38,086	287,168
FirstMerit Corp	12,305	173,254
Fulton Financial Corp	22,371	217,670
Greenhill & Co Inc	3,000	142,560
Hancock Holding Co	9,548	299,998
Hanover Insurance Group	5,215	190,608
HCC Insurance Holdings Inc	11,324	417,629
Highwoods Properties Inc	8,187	263,949
Home Properties Inc	5,450	320,951
Hospitality Properties Trust	13,917	315,916
International Bancshares Corp	5,988	108,383
Janus Capital Group Inc	21,687	177,833
Jefferies Group Inc	14,405	244,309
Jones Lang LaSalle Inc	4,915	403,079
Kemper Corp	5,832	172,686
Liberty Property Trust	13,132	457,388
Mack-Cali Realty Corp	9,381	237,152
Mercury General Corp	4,206	175,054
National Retail Properties Inc	12,017	369,162
New York Community Bancorp Inc	49,659	646,064
Old Republic International Corp	27,132	284,615
Omega Healthcare Investors Inc	12,220	280,082
Potlatch Corp	4,670	181,897
Prosperity Bancshares Inc	4,916	202,195
Protective Life Corp	9,203	249,861
Raymond James Financial Inc	12,563	474,253
Rayonier Inc	13,795	687,543
Realty Income Corp	15,035	611,624
Regency Centers Corp	10,132	474,684
Reinsurance Group of America Inc	8,267	423,270
Senior Housing Properties Trust	19,845	443,536
Signature Bank	5,202	364,972
SL Green Realty Corp	9,801	738,799
StanCorp Financial Group Inc	5,135	174,641
SVB Financial Group	4,916	271,462
Synovus Financial Corp	89,266	211,560
Taubman Centers Inc	6,600	511,302
TCF Financial Corp	17,806	211,535
The Macerich Co REIT	14,872	840,268
Trustmark Corp	6,874	152,740
UDR Inc	28,136	647,409
Valley National Bancorp	22,192	211,712
Waddell & Reed Financial Inc	9,643	313,301
Washington Federal Inc	12,110	194,608
Webster Financial Corp	8,543	177,865
Weingarten Realty Investors	12,545	340,973
Westamerica Bancorporation	3,310	140,874
WR Berkley Corp	12,583	500,174
Total Financial		27,819,561

Industrial (18.80%)
Acuity Brands Inc	4,744	313,816
AECOM Technology Corp	12,715	287,232
AGCO Corp	10,951	505,389
Alliant Techsystems Inc	3,829	229,740
AMETEK Inc	27,124	1,012,539
Aptargroup Inc	7,452	355,237
Avnet Inc	15,894	465,535
B/E Aerospace Inc	11,709	554,538
Carlisle Cos Inc	7,093	401,960
CLARCOR Inc	5,663	262,650
Clean Harbors Inc	5,336	305,646
Con-way Inc	6,247	175,478
Crane Co	5,467	232,019
Donaldson Co Inc	15,406	517,333
Energizer Holdings Inc	7,243	577,702
Esterline Technologies Corp	3,453	211,116
Exelis Inc	21,453	242,419
Fortune Brands Home & Security Inc	18,084	542,339
Gardner Denver Inc	5,507	384,664
GATX Corp	5,416	228,176
General Cable Corp	5,607	160,977
Genesee & Wyoming Inc	4,876	355,704
Gentex Corp	16,233	288,136
Graco Inc	6,743	333,172
Granite Construction Inc	3,874	118,544
Greif Inc	3,575	146,682
Harsco Corp	9,381	189,027
Hubbell Inc	6,006	506,006
Huntington Ingalls Industries Inc	5,672	231,701
IDEX Corp	9,442	424,418
Itron Inc	4,487	196,531
ITT Corp	10,780	241,149
JB Hunt Transport Services Inc	10,154	603,655
Kansas City Southern	12,386	967,966
KBR Inc	16,678	463,648
Kennametal Inc	8,985	342,508
Kirby Corp	6,292	364,181
Landstar System Inc	5,264	266,200
Lennox International Inc	5,220	274,520
Lincoln Electric Holdings Inc	9,437	448,352
Louisiana-Pacific Corp	15,807	275,358
Martin Marietta Materials Inc	5,140	462,600
Matson Inc	4,846	111,458
Mettler-Toledo International Inc	3,547	663,608
Mine Safety Appliances Co	3,472	134,297
National Instruments Corp	10,469	254,606
Nordson Corp	6,493	397,307
Packaging Corp of America	10,873	396,212
Regal-Beloit Corp	4,674	326,012
Rock-Tenn Co	7,954	517,328
Shaw Group Inc	7,341	329,831
Silgan Holdings Inc	5,590	248,643
Sonoco Products Co	11,328	340,633
SPX Corp	5,773	393,257
Tech Data Corp	4,245	187,502
Terex Corp	12,371	299,254
Tidewater Inc	5,777	259,156
Timken Co	9,084	409,234
Trimble Navigation Ltd	14,017	779,906
Trinity Industries Inc	9,036	287,074
Triumph Group Inc	5,614	368,335
URS Corp	8,642	325,631
UTi Worldwide Inc	11,582	163,538
Valmont Industries Inc	2,476	345,798
Vishay Intertechnology Inc	14,822	143,773
Wabtec Corp	5,411	457,879
Waste Connections Inc	13,885	457,094
Werner Enterprises Inc	5,007	108,602
Woodward Inc	6,767	247,469
Worthington Industries Inc	6,236	146,920
Zebra Technologies Corp	6,039	235,219
Total Industrial		24,802,139

Technology (7.94%)
ACI Worldwide Inc	4,414	190,288
Acxiom Corp	8,809	155,831
Advent Software Inc	3,719	82,785
Allscripts Healthcare Solutions Inc	19,262	214,193
ANSYS Inc	10,453	693,347
Atmel Corp	50,808	284,017
Broadridge Financial Solutions Inc	13,975	329,950
Cadence Design Systems Inc	30,869	392,962
Compuware Corp	25,383	237,331
Concur Technologies Inc	5,070	333,150
Cree Inc	13,021	420,709
Cypress Semiconductor Corp	15,369	155,995
Diebold Inc	7,043	210,656
DST Systems Inc	3,448	198,743
Fair Isaac Corp	3,805	162,930
Fairchild Semiconductor International Inc	14,192	189,321
Informatica Corp	12,097	325,046
Integrated Device Technology Inc	15,931	99,887
International Rectifier Corp	8,025	137,067
Intersil Corp	14,892	106,180
Jack Henry & Associates Inc	9,777	380,032
Lexmark International Inc	7,908	192,402
ManTech International Corp	2,694	67,296
MEMC Electronic Materials Inc	26,786	78,483
Mentor Graphics Corp	10,846	161,931
MICROS Systems Inc	9,005	391,357
MSCI Inc	13,685	396,865
NCR Corp	17,836	426,815
Parametric Technology Corp	13,580	274,859
QLogic Corp	11,117	105,389
Riverbed Technology Inc	17,748	317,689
Rovi Corp	12,087	185,415
Semtech Corp	7,334	200,585
Silicon Laboratories Inc	4,321	180,704
Skyworks Solutions Inc	21,229	480,837
SolarWinds Inc	6,842	383,357
Solera Holdings Inc	7,893	408,542
Synopsys Inc	16,656	546,317
VeriFone Systems Inc	12,100	367,719
Total Technology		10,466,982

Utilities (4.98%)
Alliant Energy Corp	12,508	560,609
Aqua America Inc	15,647	399,624
Atmos Energy Corp	10,165	355,877
Black Hills Corp	4,587	163,710
Cleco Corp	6,853	276,107
Great Plains Energy Inc	17,219	348,685
Hawaiian Electric Industries Inc	10,833	269,850
IDACORP Inc	5,627	240,329
MDU Resources Group Inc	21,274	440,797
National Fuel Gas Co	9,360	487,469
NV Energy Inc	26,590	487,395
OGE Energy Corp	11,050	631,287
PNM Resources Inc	8,974	189,621
Questar Corp	20,048	393,342
UGI Corp	12,786	424,751
Vectren Corp	9,231	270,007
Westar Energy Inc	13,837	397,122
WGL Holdings Inc	5,977	233,462
Total Utilities		6,570,044

Total Common Stock (Cost $93,850,787)		131,479,323

Short-Term Investments (0.08%)

United States Treasury Bills (0.08%)	Par Value
United States T-Bill 12/06/2012, DN (b)	100,000	99,998
Total United States Treasury Bills		99,998

Total Short-Term Investments (Cost $99,998)		99,998

Total Investments (Cost $93,950,785) (a) (99.78%)		131,579,321
Other Net Assets (0.22%)		289,037
Net Assets (100.00%)		$131,868,358

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $93,950,785.
At November 30, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$42,690,984
Unrealized depreciation	(5,062,447)
Net unrealized appreciation	$37,628,537

(b) At November 30, 2012, certain United States Treasury Bills with a market value of $99,998 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at May 31, 2012:
Contracts - $100 times premium / delivery month / commitment

S&P MidCap E-MINI	Unrealized Appreciation
11 / DEC 2012 / Long	$21,353

S&P SMALLCAP INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2012

Security Description	Shares	Value
Common Stock (96.85%)

Basic Materials (4.06%)
AK Steel Holding Corp	9,442	37,862
AMCOL International Corp	1,832	55,308
American Vanguard Corp	1,690	56,226
Balchem Corp	2,076	74,217
Buckeye Technologies Inc	2,745	76,091
Century Aluminum Co	4,083	31,725
Clearwater Paper Corp	1,504	59,784
Deltic Timber Corp	776	53,583
PH Glatfelter Co	3,044	51,718
Globe Specialty Metals Inc	4,542	62,952
Hawkins Inc	618	24,720
HB Fuller Co	3,547	116,519
Innophos Holdings Inc	1,553	74,404
Kaiser Aluminum Corp	1,196	72,801
KapStone Paper and Packaging Corp	2,655	58,198
Kraton Performance Polymers Inc	2,295	53,910
Materion Corp	1,269	26,015
Neenah Paper Inc	1,124	31,539
OM Group Inc	2,228	44,493
PolyOne Corp	6,787	136,690
Quaker Chemical Corp	909	44,250
A Schulman Inc	2,273	59,507
Schweitzer-Mauduit International Inc	2,492	93,375
Stepan Co	561	56,072
Wausau Paper Corp	3,194	26,798
Zep Inc	1,342	16,641
Total Basic Materials		1,495,398

Communications (4.33%)
Anixter International Inc	2,047	125,031
Arris Group Inc	8,093	113,059
Atlantic Tele-Network Inc	630	23,234
Black Box Corp	1,103	27,189
Blucora Inc	2,877	42,436
Blue Nile Inc	1,051	41,346
Cbeyond Inc	1,695	12,594
Cincinnati Bell Inc	14,029	74,775
comScore Inc	1,837	24,450
Comtech Telecommunications Corp	1,983	50,685
DealerTrack Holdings Inc	3,037	81,665
Dice Holdings Inc	3,715	31,949
Digital Generation Inc	1,808	19,201
Digital River Inc	2,536	37,051
Dolan Media	2,121	7,275
EW Scripps Co	1,800	18,324
General Communication Inc	2,942	24,801
Harmonic Inc	8,338	38,188
Harte-Hanks Inc	3,096	16,378
HealthStream Inc	1,397	33,137
Liquidity Services Inc	1,721	70,664
LogMeIn Inc	1,585	33,919
Lumos Networks Corp	906	8,870
NETGEAR Inc	2,491	86,836
Neutral Tandem Inc	1,995	5,367
Novatel Wireless Inc	1,500	2,040
NTELOS Holdings Corp	906	11,687
Nutrisystem Inc	1,800	14,382
OpenTable Inc	1,609	72,228
Oplink Communications Inc	1,360	21,080
PC-Tel Inc	942	6,085
Perficient Inc	1,900	20,691
QuinStreet Inc	1,826	11,413
Sourcefire Inc	2,132	104,958
Stamps.com Inc	1,100	27,907
Symmetricom Inc	2,100	12,495
United Online Inc	5,300	30,316
USA Mobility Inc	1,400	16,184
VASCO Data Security International Inc	2,046	15,365
ViaSat Inc	3,352	128,147
Websense Inc	2,754	38,446
XO Group Inc	1,600	12,640
Total Communications		1,594,488

Consumer, Cyclical (15.90%)
Allegiant Travel Co	1,000	74,020
Arctic Cat Inc	1,013	38,119
Big 5 Sporting Goods Corp	1,300	18,200
Biglari Holdings Inc	103	37,435
BJ's Restaurants Inc	1,643	56,338
Boyd Gaming Corp	4,007	22,039
Brown Shoe Co Inc	2,695	51,340
Brunswick Corp	6,164	158,846
Buckle Inc	1,889	96,622
Buffalo Wild Wings Inc	1,323	95,838
Callaway Golf Co	3,839	25,875
Casey's General Stores Inc	3,031	149,731
Cash America International Inc	2,136	79,545
Cato Corp	1,862	54,110
CEC Entertainment Inc	1,417	44,352
Childrens Place Retail Stores Inc	1,875	91,144
Christopher & Banks Corp	1,875	8,569
Coinstar Inc	2,297	108,051
Coldwater Creek Inc	1,433	8,197
Cracker Barrel Old Country Store Inc	1,672	102,744
Crocs Inc	6,066	80,981
Digital Theater Systems Inc	1,151	17,587
DineEquity Inc	1,133	71,436
Ethan Allen Interiors Inc	1,913	55,496
Ezcorp Inc	3,603	69,250
Fifth & Pacific Cos Inc	8,052	97,027
First Cash Financial Services Inc	2,107	101,789
Fred's Inc	2,610	34,713
G&K Services Inc	1,371	46,477
Genesco Inc	1,705	94,338
Group 1 Automotive Inc	1,718	104,386
Haverty Furniture Cos Inc	1,157	19,380
Hibbett Sports Inc	2,017	108,394
Hot Topic Inc	2,397	23,922
Iconix Brand Group Inc	5,255	105,941
Interface Inc	4,469	65,650
Interval Leisure Group Inc	2,925	55,078
Jack in the Box Inc	3,444	94,882
JAKKS Pacific Inc	1,604	20,018
Jos A Bank Clothiers Inc	1,993	85,898
Kirkland's Inc	1,134	10,308
K-Swiss Inc	1,713	5,293
La-Z-Boy Inc	3,743	55,846
Lithia Motors Inc	1,577	56,425
Lumber Liquidators Holdings Inc	1,925	103,334
M/I Homes Inc	1,454	32,003
Maidenform Brands Inc	1,687	30,990
Marcus Corp	1,435	16,990
MarineMax Inc	800	6,608
Marriott Vacations Worldwide Corp	2,031	80,854
Men's Wearhouse Inc	3,812	123,661
Meritage Homes Corp	2,050	71,791
Mobile Mini Inc	3,247	64,810
Monarch Casino & Resort Inc	600	5,682
Multimedia Games Holding Co Inc	1,431	21,150
MWI Veterinary Supply Inc	903	100,811
OfficeMax Inc	6,168	61,680
Oxford Industries Inc	1,015	55,460
Papa John's International Inc	1,264	66,904
PEP Boys	3,075	32,503
Perry Ellis International Inc	700	15,176
PetMed Express Inc	1,300	15,002
Pinnacle Entertainment Inc	4,467	57,714
Pool Corp	3,525	147,662
Quiksilver Inc	9,389	37,556
Red Robin Gourmet Burgers Inc	1,127	36,909
Ruby Tuesday Inc	4,509	35,215
rue21 inc	1,088	31,236
Ruth's Hospitality Group Inc	2,518	18,885
Ryland Group Inc	3,184	106,505
ScanSource Inc	1,941	57,357
Select Comfort Corp	4,002	107,174
SHFL Entertainment Inc	3,655	50,293
Skechers U.S.A. Inc	2,470	48,066
SkyWest Inc	3,479	40,322
Sonic Automotive Inc	2,552	50,376
Sonic Corp	3,769	38,180
Spartan Motors Inc	1,900	9,367
Stage Stores Inc	2,706	70,004
Standard Motor Products Inc	1,388	27,149
Standard Pacific Corp	7,590	50,853
Stein Mart Inc	1,360	11,614
Steven Madden Ltd	2,903	129,213
Superior Industries International Inc	1,678	31,781
Texas Roadhouse Inc	4,235	70,343
The Finish Line Inc	3,854	79,508
Toro Co	4,388	196,846
True Religion Apparel Inc	1,828	47,693
Tuesday Morning Corp	2,971	18,747
Unifirst Corp	1,059	74,734
United Stationers Inc	3,342	102,566
Universal Electronics Inc	800	14,112
Vitamin Shoppe Inc	2,116	125,394
VOXX International Corp	1,050	7,077
Winnebago Industries Inc	1,700	24,174
Wolverine World Wide Inc	3,581	154,986
Zale Corp	2,067	10,087
Zumiez Inc	1,300	26,884
Total Consumer, Cyclical		5,853,621

Consumer, Non-Cyclical (17.11%)
Abaxis Inc	1,625	61,328
ABM Industries Inc	3,436	65,559
Acorda Therapeutics Inc	2,855	71,889
Affymetrix Inc	4,911	16,354
Air Methods Corp	805	87,882
Akorn Inc	4,807	64,846
Align Technology Inc	4,938	135,252
Alliance One International Inc	4,676	15,384
Almost Family Inc	422	8,372
Amedisys Inc	2,128	22,280
American Greetings Corp	2,251	38,807
American Public Education Inc	1,343	46,172
AMN Healthcare Services Inc	3,160	34,539
Amsurg Corp	2,051	57,469
Andersons Inc	1,335	56,310
Arbitron Inc	1,954	71,067
Arqule Inc	3,181	8,461
B&G Foods Inc	3,703	108,054
Bio-Reference Labs Inc	1,534	40,390
Blyth Inc	708	11,413
Boston Beer Company	658	74,334
Calavo Growers Inc	699	16,818
Cal-Maine Foods Inc	800	36,776
Cambrex Corp	2,109	23,136
Cantel Medical Corp	1,518	41,654
Capella Education Co	1,176	32,540
Cardtronics Inc	3,148	72,215
Career Education Corp	3,636	10,872
CDI Corp	607	10,028
Centene Corp	3,583	157,330
Central Garden and Pet Co	3,900	45,747
Chemed Corp	1,524	103,754
CONMED Corp	1,925	53,188
Consolidated Graphics Inc	696	23,692
Corinthian Colleges Inc	5,867	13,025
Corvel Corp	500	20,975
Cross Country Healthcare Inc	1,840	7,378
CryoLife Inc	1,813	10,769
Cubist Pharmaceuticals Inc	4,545	184,572
Cyberonics Inc	1,759	90,940
Diamond Foods Inc	1,527	21,744
Emergent Biosolutions Inc	1,553	23,326
Ensign Group Inc.	1,237	31,902
Enzo Biochem Inc	1,519	4,192
ExlService Holdings Inc	1,844	49,511
Forrester Research Inc	996	27,898
Gentiva Health Services Inc	1,927	19,848
Geo Group Inc	4,480	126,336
Greatbatch Inc	1,517	34,254
Haemonetics Corp	1,834	148,609
Hain Celestial Group	3,105	187,138
Hanger Inc	2,395	62,533
Healthcare Services Group Inc	4,779	112,402
Healthways Inc	1,971	21,326
Heartland Payment Systems Inc	2,657	78,727
Heidrick & Struggles International Inc	972	12,772
Helen of Troy Ltd	2,216	68,386
Hi-Tech Pharmacal Co Inc	736	22,227
ICU Medical Inc	855	50,351
Insperity Inc	1,536	46,387
Integra LifeSciences Holdings Corp	1,486	57,597
Inter Parfums Inc	1,098	21,982
Invacare Corp	2,104	29,730
IPC The Hospitalist Co Inc	1,130	42,658
J&J Snack Foods Corp	1,032	64,913
Kelly Services Inc	1,581	21,596
Kindred Healthcare Inc	3,771	40,915
Korn/Ferry International	3,414	49,230
Landauer Inc	600	35,748
LHC Group Inc	1,000	19,375
Lincoln Educational Services Corp	1,526	5,906
Live Nation Entertainment Inc	10,034	88,099
Luminex Corp	2,720	46,838
Magellan Health Services Inc	2,257	117,093
MAXIMUS Inc	2,478	156,089
Medifast Inc	932	29,563
Meridian Bioscience Inc	2,957	59,229
Merit Medical Systems Inc	2,243	31,133
Molina Healthcare Inc	1,850	51,504
Momenta Pharmaceuticals Inc	3,238	34,647
Monro Muffler Brake Inc	2,193	70,351
Nash Finch Co	881	18,589
Natus Medical Inc	2,086	23,614
Navigant Consulting Inc	3,400	35,394
Neogen Corp	1,668	75,977
NuVasive Inc	2,750	39,930
On Assignment Inc	3,070	61,185
Palomar Medical Technologies Inc	1,267	11,492
PAREXEL International Corp	4,229	136,554
PharMerica Corp	1,800	25,992
Prestige Brands Holdings Inc	3,400	73,440
PSS World Medical Inc	3,994	113,589
Questcor Pharmaceuticals Inc	4,322	112,156
Resources Connection Inc	2,990	34,714
Salix Pharmaceuticals Ltd	4,028	172,600
Sanderson Farms Inc	1,357	65,095
Seneca Foods Corp	660	20,447
Snyders-Lance Inc	3,213	77,369
Spartan Stores Inc	1,300	19,552
Spectrum Pharmaceuticals Inc	3,664	43,382
SurModics Inc	809	16,293
Symmetry Medical Inc	2,200	21,450
TeleTech Holdings Inc	1,900	32,338
The Medicines Co	3,853	82,724
TreeHouse Foods Inc	2,461	129,055
TrueBlue Inc	2,823	40,228
United Natural Foods Inc	3,349	173,378
Universal Technical Institute Inc	1,300	12,311
Viad Corp	1,409	31,674
ViroPharma Inc	5,643	139,890
WD-40 Co	1,126	53,192
West Pharmaceutical Services Inc	2,406	129,996
Total Consumer, Non-Cyclical		6,299,236

Energy (3.70%)
Approach Resources Inc	2,359	55,413
Basic Energy Services Inc	1,681	18,525
Carrizo Oil & Gas Inc	2,590	53,743
Cloud Peak Energy Inc	4,346	82,444
Comstock Resources Inc	3,189	52,300
Contango Oil & Gas Co	893	36,604
Exterran Holdings Inc	4,618	96,378
Gulf Island Fabrication Inc	900	20,943
Gulfport Energy Corp	3,529	134,243
Hornbeck Offshore Services Inc	2,267	81,544
ION Geophysical Corp	10,598	63,164
Lufkin Industries Inc	2,393	131,041
Matrix Service Co	1,500	16,455
PDC Energy Inc	2,154	77,286
Penn Virginia Corp	3,836	16,993
PetroQuest Energy Inc	4,015	21,400
Pioneer Energy Services Corp	3,915	28,305
SEACOR Holdings Inc	1,546	140,068
Stone Energy Corp	3,374	69,943
SunCoke Energy Inc	4,989	81,071
Swift Energy Co	2,894	44,799
TETRA Technologies Inc	5,529	38,703
Total Energy		1,361,365

Financial (19.68%)
Acadia Realty Trust	3,495	86,746
AMERISAFE Inc	1,249	32,324
Bank Mutual Corp	3,500	14,525
Bank of the Ozarks Inc	2,093	66,516
BBCN Bancorp Inc	5,555	63,216
Boston Private Financial Holdings Inc	5,516	50,913
Brookline Bancorp Inc	4,990	42,215
Calamos Asset Management Inc	1,436	14,073
Cedar Realty Trust Inc	2,600	14,092
City Holding Co	946	31,786
Colonial Properties Trust	5,839	119,116
Columbia Banking System Inc	2,734	47,189
Community Bank System Inc	2,657	71,420
Cousins Properties Inc	6,455	52,996
CVB Financial Corp	6,267	63,673
DiamondRock Hospitality Co	13,895	121,442
Dime Community Bancshares Inc	1,914	26,700
EastGroup Properties Inc	1,946	101,737
eHealth Inc	1,639	42,286
Employers Holdings Inc	3,092	59,026
Encore Capital Group Inc	1,642	43,644
EPR Properties	3,235	146,707
Extra Space Storage Inc	7,293	256,349
F.N.B. Corp	9,948	107,438
Financial Engines Inc	2,893	75,854
First BanCorp	4,990	20,210
First Commonwealth Financial Corp	7,457	47,799
First Financial Bancorp	4,036	58,643
First Financial Bankshares Inc	2,100	81,711
First Midwest Bancorp	5,380	67,250
Forestar Group Inc	2,556	37,778
Franklin Street Properties Corp	5,114	59,067
Getty Realty Corp	1,740	29,302
Glacier Bancorp Inc	5,190	75,411
Government Properties Income Trust	3,071	70,787
Hanmi Financial Corp	2,241	27,990
Healthcare Realty Trust Inc	6,123	146,034
HFF Inc	2,314	34,317
Higher One Holdings Inc	2,333	20,624
Home Bancshares Inc.	1,581	52,426
Horace Mann Educators Corp	2,400	45,888
Independent Bank Corp	1,385	39,750
Infinity Property & Casualty Corp	809	44,268
Inland Real Estate Corp	5,527	44,050
Interactive Brokers Group Inc	2,600	39,754
Investment Technology Group Inc	2,751	24,594
Kilroy Realty Corp	5,264	237,406
Kite Realty Group Trust	4,572	24,414
LaSalle Hotel Properties	5,972	143,985
Lexington Realty Trust	9,737	93,378
LTC Properties Inc	2,154	70,479
MarketAxess Holdings Inc	2,653	81,872
Meadowbrook Insurance Group Inc	3,842	21,362
Medical Properties Trust Inc	9,653	112,651
Mid-America Apartment Communities Inc	2,926	182,348
National Financial Partners Corp	3,143	52,205
National Penn Bancshares Inc	8,667	82,076
Navigators Group Inc	800	41,928
NBT Bancorp Inc	2,269	44,858
Northwest Bancshares Inc	7,350	87,686
Old National Bancorp	6,839	80,290
Oritani Financial Corp	2,767	40,398
PacWest Bancorp	2,355	58,663
Parkway Properties	1,585	21,302
Pennsylvania Real Estate Investment Trust	3,850	64,141
Pinnacle Financial Partners Inc	2,104	40,039
Piper Jaffray Cos	1,018	28,881
Portfolio Recovery Associates Inc	1,234	121,944
Post Properties Inc	3,859	189,593
Presidential Life Corp	1,505	21,085
PrivateBancorp Inc	4,223	69,215
ProAssurance Corp	2,201	199,587
Prospect Capital Corp	12,466	131,267
Provident Financial Services Inc	3,500	50,715
PS Business Parks Inc	1,301	83,901
RLI Corp	1,208	77,844
S&T Bancorp Inc	2,060	34,958
Sabra Healthcare Inc	2,638	57,245
Safety Insurance Group Inc	1,100	49,379
Saul Centers Inc	796	33,910
Selective Insurance Group Inc	3,893	72,721
Simmons First National Corp	1,247	29,691
Sovran Self Storage Inc	1,996	123,333
Sterling Bancorp	2,227	20,711
Stewart Information Services Corp	1,267	34,589
Stifel Financial Corp	3,669	111,611
Susquehanna Bancshares Inc	13,274	136,457
SWS Group Inc	1,780	8,544
Tanger Factory Outlet Centers	6,685	219,803
Texas Capital Bancshares Inc	2,856	128,634
Tompkins Financial Corp	814	31,738
Tower Group Inc	2,994	50,599
TrustCo Bank Corp NY	6,679	35,198
UMB Financial Corp	2,165	91,753
Umpqua Holdings Corp	8,270	96,428
United Bankshares	3,257	80,448
United Community	3,286	28,522
United Fire Group Inc	1,500	31,095
Universal Health Realty Income Trust	868	42,306
Urstadt Biddle Properties Inc	1,400	26,306
ViewPoint Financial Group Inc	2,522	51,575
Virtus Investment Partners Inc	412	47,322
Wilshire Bancorp Inc	4,087	23,664
Wintrust Financial Corp	2,389	87,891
World Acceptance Corp	1,143	83,450
Total Financial		7,245,030

Industrial (18.52%)
AAON Inc	1,200	25,260
AAR Corp	2,578	39,598
Actuant Corp	4,944	142,239
Advanced Energy Industries Inc	2,791	35,697
Aegion Corp	2,572	53,035
Aerovironment Inc	1,045	21,328
Albany International Corp	1,699	36,545
AM Castle & Co	759	9,685
American Science & Engineering Inc	603	38,520
Analogic Corp	900	66,303
AO Smith Corp	2,762	173,868
Apogee Enterprises Inc	1,775	40,683
Applied Industrial Technologies Inc	2,988	119,610
Arkansas Best Corp	1,834	15,186
Astec Industries Inc	1,314	38,040
AZZ Inc	1,608	61,297
Badger Meter Inc	981	44,204
Barnes Group Inc	3,255	68,648
Bel Fuse Inc	579	9,200
Belden Inc	3,409	128,451
Benchmark Electronics Inc	4,413	68,578
Brady Corp	3,802	121,436
Briggs & Stratton Corp	3,633	73,714
Bristow Group Inc	2,619	136,450
Calgon Carbon Corp	4,071	55,121
Cascade Corp	600	38,982
Checkpoint Systems Inc	2,878	24,895
CIRCOR International Inc	1,124	40,621
Cognex Corp	2,975	106,565
Coherent Inc	1,686	77,978
Comfort Systems USA Inc	2,300	24,863
CTS Corp	1,721	15,248
Cubic Corp	1,138	55,705
Curtiss-Wright Corp	3,343	106,073
Cymer Inc	2,176	190,835
Daktronics Inc	1,886	19,728
Darling International Inc	8,110	136,816
Drew Industries Inc	1,200	38,952
Dycom Industries Inc	2,323	41,721
Eagle Materials Inc	3,190	169,772
Electro Scientific Industries Inc	1,841	19,956
EMCOR Group Inc	4,813	158,107
Encore Wire Corp	1,100	34,474
EnerSys Inc	3,419	119,118
Engility Holdings Inc	1,160	21,298
EnPro Industries Inc	1,486	58,370
ESCO Technologies Inc	1,736	63,711
Exponent Inc	1,013	54,135
FARO Technologies Inc	1,000	35,280
Federal Signal Corp	4,325	25,431
FEI Co	2,783	153,148
Forward Air Corp	2,103	69,925
Franklin Electric Co Inc	1,365	81,299
GenCorp Inc	4,277	39,348
Geospace Technologies Corp	907	69,086
Gibraltar Industries Inc	1,600	22,192
Griffon Corp	2,720	28,234
Haynes International Inc	874	40,676
Headwaters Inc	4,351	33,068
Heartland Express Inc	3,631	49,854
Hillenbrand Inc	4,521	95,664
Hub Group Inc	2,500	80,925
II-VI Inc	3,686	63,067
Intermec Inc	3,246	24,507
Intevac Inc	1,100	5,203
iRobot Corp	1,846	34,779
John Bean Technologies Corp	2,067	33,671
Kaman Corp	1,879	68,095
Kaydon Corp	2,247	51,748
Knight Transportation Inc	4,476	67,274
Koppers Holdings Inc	1,485	52,554
Lindsay Corp	905	71,576
Littelfuse Inc	1,627	93,894
LSB Industries Inc	1,129	37,742
Lydall Inc	745	9,752
Measurement Specialties Inc	1,097	34,062
Methode Electronics Inc	2,454	22,160
Moog Inc	3,279	120,536
Movado Group Inc	1,100	38,159
Mueller Industries Inc	2,732	130,480
Myers Industries Inc	2,549	37,904
National Presto Industries Inc	327	25,101
NCI Building Systems Inc	1,018	13,326
Newport Corp	2,500	31,850
Old Dominion Freight Line Inc	5,030	168,203
Olympic Steel Inc	500	9,885
Orbital Sciences Corp	4,203	55,017
Orion Marine Group Inc	1,870	13,277
OSI Systems Inc	1,366	83,708
Park Electrochemical Corp	1,318	32,120
Plexus Corp	2,500	57,875
Powell Industries Inc	616	24,665
Quanex Building Products Corp	2,706	56,610
Robbins & Myers Inc	3,121	185,387
Rofin-Sinar Technologies Inc	2,059	43,548
Rogers Corp	1,150	51,095
RTI International Metals Inc	2,177	53,990
Simpson Manufacturing Co Inc	2,893	94,630
Standex International Corp	901	44,383
STR Holdings Inc	2,759	6,539
Sturm Ruger & Co Inc	1,292	75,698
Teledyne Technologies Inc	2,644	166,572
Tennant Co	1,324	50,497
Tetra Tech Inc	4,496	115,817
Texas Industries Inc	2,008	93,211
Tredegar Corp	1,471	27,728
TTM Technologies Inc	3,120	28,142
Universal Forest Products Inc	1,405	52,912
Vicor Corp	1,051	5,623
Watts Water Technologies Inc	2,113	86,401
Total Industrial		6,815,722

Technology (9.72%)
3D Systems Corp	3,392	151,656
Agilysys Inc	1,491	12,167
ATMI Inc	2,001	39,860
Avid Technology Inc	2,399	15,665
Blackbaud Inc	3,212	71,756
Bottomline Technologies Inc	2,622	64,265
Brooks Automation Inc	4,331	33,349
Cabot Microelectronics Corp	1,677	54,704
CACI International Inc	2,194	112,223
Ceva Inc	1,529	23,103
CIBER Inc	5,122	15,571
Cirrus Logic Inc	4,885	152,998
Cohu Inc	1,484	14,395
CommVault Systems Inc	3,146	208,769
Computer Programs & Systems Inc	791	39,605
CSG Systems International Inc	2,100	39,018
Digi International Inc	1,689	16,468
Diodes Inc	2,499	37,835
DSP Group Inc	1,496	8,856
Ebix Inc	2,652	44,580
Entropic Communications Inc	6,290	32,645
EPIQ Systems Inc	2,381	28,548
Exar Corp	2,852	23,386
GT Advanced Technologies Inc	8,450	28,477
Hittite Microwave Corp	1,930	117,112
iGATE Corp	2,019	30,265
Insight Enterprises Inc	2,982	50,515
Interactive Intelligence Group Inc	1,057	33,951
j2 Global Inc	3,311	100,125
JDA Software Group Inc	3,042	135,856
Kopin Corp	3,225	10,352
Kulicke & Soffa Industries Inc	5,154	58,910
LivePerson Inc	3,226	42,551
Manhattan Associates Inc	1,548	88,608
Medidata Solutions Inc	1,572	62,880
Mercury Systems Inc	2,030	17,844
Micrel Inc	3,300	31,713
Microsemi Corp	6,189	118,457
MicroStrategy Inc	592	52,386
MKS Instruments Inc	3,734	90,550
Monolithic Power Systems Inc	2,491	52,710
Monotype Imaging Holdings Inc	2,612	39,990
MTS Systems Corp	1,024	49,510
Nanometrics Inc	1,246	18,017
NCI Inc	409	1,718
Netscout Systems Inc	2,530	63,554
Omnicell Inc	2,000	30,540
Opnet Technologies Inc	1,085	45,071
Pericom Semiconductor Corp	1,192	8,964
Power Integrations Inc	1,900	59,109
Progress Software Corp	4,514	90,777
Quality Systems Inc	2,760	50,260
Radisys Corp	829	1,865
Rubicon Technology Inc	1,219	7,826
Rudolph Technologies Inc	2,269	25,095
Sigma Designs Inc	1,600	9,200
Super Micro Computer Inc	1,744	16,272
Supertex Inc	890	16,180
Sykes Enterprises Inc	2,956	43,335
Synaptics Inc	2,272	60,708
Synchronoss Technologies Inc	1,600	29,216
SYNNEX Corp	1,729	57,092
Take-Two Interactive Software Inc	6,173	76,360
Tessera Technologies Inc	3,684	59,865
TriQuint Semiconductor Inc	11,743	59,420
Tyler Technologies Inc	2,000	93,840
Ultratech Inc	1,810	59,404
Veeco Instruments Inc	2,931	83,416
Virtusa Corp	1,414	22,143
Volterra Semiconductor Corp	1,868	32,802
Total Technology		3,576,233

Utilities (3.83%)
ALLETE Inc	2,248	88,144
American States Water Co	1,344	61,152
Avista Corp	4,134	98,017
CH Energy Group Inc	1,008	65,732
El Paso Electric Co	2,842	90,518
Laclede Grp Inc	1,463	59,559
New Jersey Resources Corp	2,989	121,294
Northwest Natural Gas Co	1,924	84,387
NorthWestern Corp	2,615	90,714
Piedmont Natural Gas Co Inc	5,013	154,701
South Jersey Industries Inc	2,157	107,785
Southwest Gas Corp	3,304	138,570
UIL Holdings Corp	3,440	123,393
UNS Energy Corp	2,938	125,100
Total Utilities		1,409,066

Total Common Stock (Cost $30,535,877)		35,650,159

Short-Term Investments (0.55%)

United States Treasury Bills (0.55%)	Par Value
United States T-Bill 12/06/2012, DN (b)	200,000	199,996
Total United States Treasury Bills		199,996

Total Short-Term Investments (Cost $199,996)		199,996

Total Investments (Cost $30,735,873) (a) (97.40%)		35,850,155
Other Net Assets (2.60%)		958,596
Net Assets (100.00%)		$36,808,751

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $30,735,873.
At November 30, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$9,322,596
Unrealized depreciation	(4,208,322)
Net unrealized appreciation	$5,114,274

(b) At November 30, 2012, certain United States Treasury Bills with a market value of $199,996 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at May 31, 2012:
Contracts - $100 times premium / delivery month / commitment

Russell 2000 MINI	Unrealized Depreciation
14 / DEC 2012 / Long	$(13,695)

SHELTON CORE VALUE FUND
Portfolio of Investments (Unaudited)
11/30/2012

Security Description	Shares	Value
Common Stock (99.29%)

Basic Materials (3.53%)
Chemicals (3.53%)
EI du Pont de Nemours & Co	8,550	368,847
PPG Industries Inc	24,300	3,019,761
Praxair Inc	15,167	1,626,054
Sensient Technologies Corp	17,000	615,400
Total Basic Materials		5,630,062

Communications (5.87%)
Media (1.57%)
Walt Disney Co	50,535	2,509,568

Telecommunications (4.30%)
AT&T Inc	86,469	2,951,187
Rogers Communications Inc	20,140	889,584
Verizon Communications Inc	68,242	3,010,837

		6,851,608

Total Communications		9,361,176

Consumer, Cyclical (9.78%)
Auto Manufacturers (1.13%)
Ford Motor Co	158,000	1,809,100

Retail (8.65%)
CVS Caremark Corp	35,300	1,641,803
Home Depot Inc	61,150	3,979,031
McDonald's Corp	25,868	2,251,551
Ross Stores Inc	24,384	1,387,937
Starbucks Corp	34,400	1,784,328
Target Corp	43,339	2,735,991

		13,780,641

Total Consumer, Cyclical		15,589,741

Consumer, Non-Cyclical (25.10%)
Agriculture (4.25%)
Altria Group Inc	52,900	1,788,549
Philip Morris International Inc	38,175	3,431,169
Reynolds American Inc	35,584	1,555,732
		6,775,450

Beverages (1.48%)
PepsiCo Inc	33,600	2,359,056

Biotechnology (2.27%)
Celgene Corp	27,935	2,195,412
Gilead Sciences Inc	19,000	1,425,000
		3,620,412

Commercial Services (1.51%)
Lender Processing Services Inc	17,011	422,723
Moody's Corp	13,992	679,731
Paychex Inc	34,000	1,106,360
The ADT Corporation	4,417	202,740
		2,411,554

Cosmetics / Personal Care (2.78%)
Colgate-Palmolive Co	10,200	1,106,700
Procter & Gamble Co	47,580	3,322,511
		4,429,211

Food (1.60%)
ConAgra Foods Inc	42,450	1,267,557
HJ Heinz Co	21,900	1,280,274
		2,547,831

Healthcare - Products (3.83%)
Baxter International Inc	45,886	3,040,865
Johnson & Johnson	43,800	3,054,174
		6,095,039

Healthcare - Services (2.72%)
Aetna Inc	20,984	906,299
HealthSouth Corp	74,000	1,627,260
WellPoint Inc	32,300	1,805,570
		4,339,129

Household Products / Wares (0.90%)
Kimberly-Clark Corp	16,800	1,440,096

Pharmaceuticals (3.76%)
Abbott Laboratories	41,610	2,704,650
AmerisourceBergen Corp	45,612	1,925,739
Merck & Co Inc	30,900	1,368,870
		5,999,259

Total Consumer, Non-Cyclical		40,017,037

Energy (14.56%)
Oil & Gas (12.20%)
Anadarko Petroleum Corp	21,340	1,561,875
Apache Corp	25,626	1,975,508
BP PLC	51,700	2,158,992
Chevron Corp	56,524	5,974,022
ConocoPhillips	19,648	1,118,757
Devon Energy Corp	15,952	824,240
Exxon Mobil Corp	46,936	4,136,939
Royal Dutch Shell PLC	25,500	1,707,735

		19,458,068

Oil & Gas Services (2.04%)
Baker Hughes Inc	27,455	1,184,683
Schlumberger Ltd	25,500	1,826,310
Weatherford International Ltd	24,200	251,922
		3,262,915

Pipelines (0.32%)
Spectra Energy Corp	18,000	503,100

Total Energy		23,224,083

Financial (14.41%)
Banks (8.90%)
Bank of America Corp	40,000	394,400
Bank of NY Mellon	21,450	513,513
Goldman Sachs Group	27,750	3,268,673
JPMorgan Chase & Co	110,198	4,526,934
State Street Corp	14,400	639,936
US Bancorp	60,600	1,954,956
Wells Fargo & Co	87,889	2,901,216
		14,199,628

Diversified Financial Services (2.28%)
BlackRock Inc	9,000	1,773,360
Charles Schwab Corp	4,000	52,400
Morgan Stanley	70,450	1,188,492
NYSE Euronext	26,450	617,608
		3,631,860

Insurance (2.90%)
Arthur J Gallagher & Co	32,400	1,183,248
Aspen Insurance Holdings Ltd	26,315	823,660
Marsh & McLennan Cos Inc	13,600	478,992
Principal Financial Group Inc	28,150	764,273
StanCorp Financial Group Inc	11,150	379,212
Travelers Cos Inc.	14,000	991,480

		4,620,865

Savings & Loans (0.33%)
New York Community Bancorp Inc	40,000	520,400

Total Financial		22,972,753

Industrial (10.02%)
Aerospace/Defense (2.93%)
Boeing Co	17,000	1,262,760
Northrop Grumman Corp	8,600	573,620
Rockwell Collins Inc	12,400	709,032
United Technologies Corp	26,500	2,122,915
		4,668,327

Electronics (0.36%)
Agilent Technologies Inc	9,870	377,922
TE Connectivity Ltd	5,700	200,583
		578,505

Machinery - Construction & Mining (1.52%)
Caterpillar Inc	28,342	2,415,872

Miscellaneous Manufacturing (3.12%)
3M Co	23,812	2,165,701
Barnes Group Inc	19,140	403,663
Danaher Corp	38,300	2,067,051
Pentair Ltd	2,119	102,750
Tyco International Ltd	8,835	250,649
		4,989,814

Transportation (2.09)%
FedEx Corp	4,830	432,430
Seaspan Corp	25,000	411,750
Tidewater Inc	8,980	402,843
Union Pacific Corp	5,475	672,221
United Parcel Service Inc	19,260	1,408,099
		3,327,343

Total Industrial		15,979,861

Technology (9.24%)
Computers (2.25%)
Diebold Inc	11,000	329,010
EMC Corp	29,720	737,650
Hewlett-Packard Co	50,000	649,500
International Business Machines Corp	9,860	1,874,090
		3,590,250

Semiconductors (4.40%)
Analog Devices Inc	14,040	570,024
Intel Corp	122,563	2,398,558
KLA-Tencor Corp	10,440	474,707
Linear Technology Corp	26,180	868,914
QUALCOMM Inc	26,775	1,703,426
Taiwan Semiconductor Manufacturing Co Ltd	30,000	518,100
Texas Instruments Inc	16,500	486,255
		7,019,984

Software (2.59%)
Microsoft Corp	77,733	2,069,252
Oracle Corp	64,130	2,058,573
		4,127,825

Total Technology		14,738,059

Utilities (6.78%)
Electric (5.88%)
Ameren Corp	22,900	686,313
Consolidated Edison Inc	31,700	1,768,543
DTE Energy Co	7,000	424,060
Duke Energy Corp	26,999	1,723,076
Entergy Corp	11,946	759,049
Exelon Corp	18,746	566,504
FirstEnergy Corp	23,574	1,000,952
NextEra Energy Inc	11,200	769,552
PG&E Corp	15,000	614,250
Pinnacle West Capital Corp	11,000	566,060
Southern Co	11,500	500,825
		9,379,184

Gas (0.90%)
AGL Resources Inc	5,867	228,696
NiSource Inc	27,000	652,590
Sempra Energy	8,050	550,781
		1,432,067

Total Utilities		10,811,251

Total Common Stock (Cost $114,610,446)		158,324,023

Short-Term Investments (0.06%)

United States Treasury Bills (0.06%)	Par Value
United States T-Bill 12/06/2012, DN (b)	100,000	99,998
Total United States Treasury Bills		99,998

Total Short-Term Investments (Cost $199,996)		99,998

Total Investments (Cost $114,710,444) (a) (99.35%)		158,424,021
Other Net Assets (0.65%)		1,032,738
Net Assets (100.00%)		$159,456,759

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $114,710,444.
At November 30, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$47,944,362
Unrealized depreciation	(4,230,788)
Net unrealized appreciation	$43,713,574

(b) At November 30, 2012, certain United States Treasury Bills with a market value of $99,998 were pledged to cover margin requirements for futures contracts.

EUROPEAN GROWTH AND INCOME FUND
Portfolio of Investments (Unaudited)
11/30/2012

Security Description	Shares	Value
Common Stock (97.77%)

Basic Materials (8.55%)
Chemicals (2.50%)
BASF SE	3,488	313,536

Iron / Steel (0.47%)
APERAM	185	2,674
ArcelorMittal	3,700	56,240
		58,914

Mining (5.58%)
Anglo American PLC	11,403	158,160
BHP Billiton Ltd	4,500	324,180
Rio Tinto PLC	4,400	219,120
		701,460

Total Basic Materials		1,073,910

Communications (9.74%)
Telecommunications (9.74%)
Deutsche Telekom AG	11,525	127,006
France Telecom SA	7,700	82,467
Nokia OYJ	15,928	51,925
Telefonaktiebolaget LM Ericsson	12,888	121,018
Telefonica SA	18,495	240,990
Vodafone Group PLC	23,233	599,411
Total Communications		1,222,817

Consumer, Cyclical (1.52%)
Auto Manufacturers (1.52%)
Daimler AG	3,835	190,331
Total Consumer, Cyclical		190,331

Consumer, Non-Cyclical (30.69%)
Agriculture (3.44%)
British American Tobacco PLC	4,100	432,263

Beverages (5.90%)
Anheuser-Busch InBev NV	4,700	413,459
Diageo PLC	2,735	327,024
		740,483

Food (8.43%)
Nestle SA	12,412	812,986
Unilever NV	6,508	246,198
		1,059,184

Pharmaceuticals (12.92%)
Bayer AG	1,515	137,259
Novartis AG	10,757	667,472
Roche Holding AG	9,632	473,991
Sanofi	7,700	343,574
		1,622,296

Total Consumer, Non-Cyclical		3,854,226

Energy (14.26%)
Oil & Gas (14.26%)
BP PLC	12,876	537,702
Eni SpA	7,482	354,871
Royal Dutch Shell PLC	7,220	483,523
Total SA	8,258	414,221
Total Energy		1,790,317

Financial (19.81%)
Banks (14.81%)
Banco Bilbao Vizcaya Argentaria SA	14,915	126,032
Banco Santander SA	36,958	283,098
Barclays PLC	8,751	138,528
BNP Paribas SA	5,452	153,746
Deutsche Bank AG	5,544	244,657
HSBC Holdings PLC	11,565	591,318
Intesa Sanpaolo SpA	5,800	58,116
Societe Generale SA	10,900	79,025
UBS AG	11,792	185,252
		1,859,772

Diversified Financial Services (0.76%)
Credit Suisse Group AG	4,053	95,691

Insurance (4.24%)
Allianz SE	18,157	236,949
AXA SA	6,984	115,026
ING Groep NV	20,000	179,800
		531,775

Total Financial		2,487,238

Industrial (8.23%)
Building Materials (0.59%)
CRH PLC	4,000	73,480

Electronics (0.86%)
Koninklijke Philips Electronics NV	4,184	108,282

Miscellaneous Manufacturing (6.78%)
Siemens AG	8,235	852,323

Total Industrial		1,034,085

Technology (3.31%)
Semiconductors (1.03%)
ASML Holding NV	2,079	130,083

Software (2.28%)
SAP AG	3,667	285,989

Total Technology		416,072

Utilities (1.66%)
Electric (1.66%)
E.ON SE	6,935	125,125
GDF Suez	3,758	84,555
Total Utilities		209,680

Total Common Stock (Cost $13,044,988)		12,278,676

Total Investments (Cost $13,044,988) (a) (97.77%)		12,278,676
Other Net Assets (2.23%)		279,917
Net Assets (100.00%)		$12,558,593

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $13,044,988.
At November 30, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,398,925
Unrealized depreciation	(3,165,235)
Net unrealized depreciation	$(766,310)

NASDAQ 100 INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2012

Security Description	Shares	Value
Common Stock (95.35%)

Basic Materials (0.49%)
Chemicals (0.27%)
Sigma-Aldrich Corp	1,793	130,028

Mining (0.22%)
Randgold Resources Ltd	940	100,918

Total Basic Materials		230,946

Communications (25.29%)
Internet (14.86%)
Amazon.com Inc	6,693	1,686,971
Baidu Inc	4,247	409,029
eBay Inc	19,840	1,047,949
Expedia Inc	1,656	102,440
F5 Networks Inc	1,312	122,908
Google Inc	3,118	2,177,518
Liberty Interactive Corp	8,510	164,243
Netflix Inc	1,097	89,636
priceline.com Inc	764	506,654
Symantec Corp	11,572	217,091
VeriSign Inc	2,065	70,478
Yahoo! Inc	18,584	348,822
		6,943,739

Media (6.10%)
Comcast Corp	31,744	1,180,242
DIRECTV	9,490	471,653
News Corp	23,863	587,984
Sirius XM Radio Inc	84,604	235,199
Viacom Inc	7,244	373,863
		2,848,941

Telecommunications (4.33%)
Cisco Systems Inc	79,138	1,496,500
Virgin Media Inc	4,201	147,749
Vodafone Group PLC	14,768	381,014
		2,025,263

Total Communications		11,817,943

Consumer, Cyclical (6.88%)
Auto Manufacturers (0.54%)
PACCAR Inc	5,718	251,249

Distribution / Wholesale (0.64%)
Fastenal Co	4,901	204,911
Fossil Inc	1,100	95,084
		299,995

Lodging (0.41%)
Wynn Resorts Ltd	1,690	189,956

Retail (4.84%)
Bed Bath & Beyond Inc	3,794	222,784
Costco Wholesale Corp	6,549	681,031
Dollar Tree Inc	3,314	138,326
O'Reilly Automotive Inc	1,998	187,972
Ross Stores Inc	3,714	211,401
Sears Holdings Corp	1,861	78,181
Staples Inc	11,463	134,117
Starbucks Corp	11,557	599,462
		2,253,274

Toys / Games / Hobbies (0.45%)
Mattel Inc	5,639	211,519

Total Consumer, Cyclical		3,205,993

Consumer, Non-Cyclical (15.20%)
Beverages (0.55%)
Green Mountain Coffee Roasters Inc	2,984	109,423
Monster Beverage Corp	2,795	145,480
		254,903

Biotechnology (7.56%)
Alexion Pharmaceuticals Inc	3,076	295,358
Amgen Inc	11,759	1,044,199
Biogen Idec Inc	3,617	539,259
Celgene Corp	6,602	518,851
Gilead Sciences Inc	11,784	883,800
Life Technologies Corp	2,659	131,222
Vertex Pharmaceuticals Inc	3,012	119,847
		3,532,536

Commercial Services (1.43%)
Apollo Group Inc	2,431	46,651
Automatic Data Processing Inc	7,490	425,132
Paychex Inc	6,032	196,281
		668,064

Food (2.17%)
Mondelez International Inc	28,439	736,286
Whole Foods Market Inc	2,958	276,159
		1,012,445

Healthcare - Products (1.14%)
DENTSPLY International Inc	2,302	91,389
Henry Schein Inc	1,382	111,624
Intuitive Surgical Inc	626	331,154
		534,167

Pharmaceuticals (2.35%)
Express Scripts Holding Co	13,189	710,228
Mylan Inc	6,834	185,748
Perrigo Co	1,488	154,008
Warner Chilcott PLC	4,264	49,718
		1,099,702

Total Consumer, Non-Cyclical		7,101,817

Industrial (1.26%)
Electronics (0.41%)
Flextronics International Ltd	12,506	72,410
Garmin Ltd	3,088	120,092
		192,502

Environmental Control (0.28%)
Stericycle Inc	1,412	131,980

Transportation (0.57%)
CH Robinson Worldwide Inc	2,351	145,151
Expeditors International of Washington Inc	3,183	119,108
		264,259

Total Industrial		588,741

Technology (46.23%)
Computers (19.22%)
Apple Inc	13,142	7,691,750
Cognizant Technology Solutions Corp	4,717	317,124
Dell Inc	27,736	267,375
Infosys Ltd	1,553	69,031
NetApp Inc	6,161	195,365
Research In Motion Ltd	10,116	117,346
SanDisk Corp	3,875	151,513
Seagate Technology PLC	6,733	168,998
		8,978,502

Semiconductors (11.38%)
Altera Corp	4,597	148,897
Applied Materials Inc	19,554	209,814
Avago Technologies Ltd	3,964	139,136
Broadcom Corp	8,157	264,124
Intel Corp	74,090	1,449,941
KLA-Tencor Corp	2,715	123,451
Lam Research Corp	2,656	93,279
Linear Technology Corp	3,482	115,568
Marvell Technology Group Ltd	9,959	84,452
Maxim Integrated Products Inc	4,361	127,298
Microchip Technology Inc	2,989	90,925
Micron Technology Inc	17,067	102,061
NVIDIA Corp	10,047	120,363
QUALCOMM Inc	25,205	1,603,542
Texas Instruments Inc	17,399	512,749
Xilinx Inc	3,891	134,823
		5,320,423

Software (15.63%)
Activision Blizzard Inc	18,390	210,382
Adobe Systems Inc	7,897	273,315
Akamai Technologies Inc	3,049	111,654
Autodesk Inc	3,772	124,966
BMC Software Inc	2,732	111,903
CA Inc	7,906	175,197
Cerner Corp	2,805	216,602
Check Point Software Technologies Ltd	2,984	137,771
Citrix Systems Inc	3,135	191,737
Electronic Arts Inc	5,990	88,712
Fiserv Inc	2,301	177,154
Intuit Inc	4,682	280,499
Microsoft Corp	108,295	2,882,813
Nuance Communications Inc	5,128	114,047
Oracle Corp	68,782	2,207,902
		7,304,654

Total Technology		21,603,579

Total Common Stock (Cost $34,158,581)		44,549,019

Preferred Stock (0.00%)
Orchard Supply HWare Series A; 0% Coupon	50	90
Total Preferred Stock (Cost $57)		90

Short-Term Investments (0.42%)

United States Treasury Bills (0.42%)	Par Value
United States T-Bill 12/06/2012, DN (b)	200,000	199,996
Total United States Treasury Bills		199,996

Total Short-Term Investments (Cost $199,996)		199,996

Total Investments (Cost $34,358,634) (a) (95.77%)		44,758,276
Other Net Assets (4.23%)		1,975,061
Net Assets (100.00%)		$46,733,337

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $34,358,634.
At November 30, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$12,187,479
Unrealized depreciation	(1,787,837)
Net unrealized appreciation	$10,399,642

(b) At November 30, 2012, certain United States Treasury Bills with a market value of $199,996 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at May 31, 2012:
Contracts - $20 times premium / delivery month / commitment

Nasdaq 100 E-MINI	Unrealized Appreciation
37 / DEC 2012 / Long	$32,893

Fair Value Measurements

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at November 30, 2012 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities (b)	Investments in Securities (c)	Investments in Securities	Total	Futures Contracts - Assets or Liabilities (d)
California Tax-Free Income Fund	$-	$103,857,746	$-	$103,857,746	$-
California Insured Intermediate Fund	-	9,380,885	-	9,380,885	-
California Tax-Free Money Market Fund	-	34,814,696	-	34,814,696	-
U.S. Government Securities Fund	-	36,224,998	-	36,224,998	-
Short-Term U.S. Government Bond Fund	-	10,609,842	-	10,609,842	-
The United States Treasury Trust Fund	-	81,092,081	-	81,092,081	-
S&P 500 Index Fund	93,213,105	12,198,822	-	105,411,927	414,085
S&P MidCap Index Fund	131,479,324	99,998	-	131,579,322	21,353
S&P SmallCap Index Fund	35,650,151	199,996	-	35,850,147	(13,695)
Shelton Core Value Fund	158,324,020	99,998	-	158,424,018	-
European Growth & Income Fund	12,278,678	-	-	12,278,678	-
Nasdaq-100 Index Fund	44,558,278	199,996	-	44,758,274	32,893
Total	$475,503,558	$288,779,057	$-	$764,282,615	$454,636

(a)	There were no transfers in or out of Level 1, Level 2, and Level 3 during the period ended November 30, 2012.
(b)
All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) ”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy; quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date January 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date January 18, 2013

By /s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)

Date January 18, 2013